OPPENHEIMER MAIN STREET GROWTH & INCOME FUND
                      Supplement dated March 1, 2001 to the
                       Prospectus dated December 22, 2000

The Prospectus is changed as follows:

1.    The supplement dated December 22, 2000 is withdrawn.

2. The Board of Directors has recommended that Shareholders approve changing the investment objective of the fund to be: "The Fund seeks high total return." Further details along with other changes are included in the Proxy Statement which was sent on or about January 19, 2001, to all Shareholders of record on December 27, 2000.

3. The following is added as the last paragraph under the heading entitled "How Can You Buy Class A Shares?" on page 17:

      Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of any one or more Oppenheimer funds by retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor. The Distributor pays dealers of record concessions in an amount equal to 0.25% of purchases by those retirement plans. That concession will not be paid on purchases of shares by a retirement plan made with the proceeds of the redemption of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

4. The following sentence is added before the sentence "Non-retirement plan investors cannot buy Class N shares directly" in the paragraph "Class N Shares" under the heading "What Classes of Shares Does the Fund Offer?" on page 14 and in the first paragraph under the heading "How Can You Buy Class N Shares?" on page 18, respectively:

      Class N shares also are offered to rollover IRAs sponsored by the Manager that purchase Class N shares with the proceeds from a distribution from a qualified retirement plan or 403(b) plan sponsored by the Manager.










March 1, 2001
PS0700.023

Oppenheimer Main Street Growth & Income Fund(R)

6803 South Tucson Way, Englewood, Colorado 80112
1.800.525.7048


Statement of Additional Information dated December 22, 2000 revised March 1,

2000

      This Statement of Additional Information is not a Prospectus. This document contains additional information about the Fund and supplements information in the Prospectus dated December 22, 2000. It should be read together with the Prospectus, which may be obtained by writing to the Fund's Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado 80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds Internet web site at www.oppenheimerfunds.com.

Contents
                                                                            Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks......2
    The Fund's Investment Policies.........................................2
    Other Investment Techniques and Strategies.............................6
    Investment Restrictions...............................................21

How the Fund is Managed ..................................................24
    Organization and History..............................................24
    Directors and Officers................................................26
    The Manager...........................................................31

Brokerage Policies of the Fund............................................32
Distribution and Service Plans............................................34
Performance of the Fund...................................................38

About Your Account

How To Buy Shares.........................................................43
How To Sell Shares........................................................51
How To Exchange Shares....................................................56
Dividends, Capital Gains and Taxes........................................59
Additional Information About the Fund.....................................60


Financial Information About the Fund

Independent Auditors' Report..............................................62
Financial Statements......................................................63


Appendix A: Securities Ratings.............................................A-1
Appendix B: Industry Classifications.......................................B-1
Appendix C: Special Sales Charge Arrangements and Waivers..................C-1
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A B O U T  T H E  F U N D
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Additional Information About the Fund's Investment Policies and Risks

The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment Manager, OppenheimerFunds, Inc., can select for the Fund. Additional information is also provided about the strategies that the Fund can use to try to achieve its objective.

The Fund's Investment Policies. The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager can use in selecting portfolio securities will vary over time. The Fund is not required to use any of the investment techniques and strategies described below at all times in seeking its goal. It can use some of the special investment techniques and strategies at some times or not at all.

      |X| Investments in Equity Securities. The Fund does not limit its investments in equity securities to issuers having a market capitalization of a specified size or range, and therefore can invest in securities of small-, mid- and large-capitalization issuers. At times, the Fund can focus its equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where the best market opportunities are to seek the Fund's objective. At times, the market may favor or disfavor securities of issuers of a particular capitalization range. Securities of small capitalization issuers may be subject to greater price volatility in general than securities of larger companies. Therefore, if the Fund is focusing on or has substantial investments in smaller capitalization companies at times of market volatility, the Fund's share prices may fluctuate more than that of funds focusing on larger capitalization issuers.

         |_| Rights and Warrants. The Fund can invest up to 10% of its total assets in warrants or rights, although the Fund does not currently intend to invest more than 5% of its total assets in warrants or rights. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

         |_| Convertible Securities. Convertible securities are debt securities that are convertible into an issuer's common stock. Convertible securities rank senior to common stock in a corporation's capital structure and therefore are subject to less risk than common stock in case of the issuer's bankruptcy or liquidation.

      The value of a convertible security is a function of its "investment value" and its "conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security, and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case, it will likely sell at a premium over its conversion value, and its price will tend to fluctuate directly with the price of the underlying security.

      While some convertible securities are a form of debt security, in many cases their conversion feature (allowing conversion into equity securities) caused them to be regarded by the Manager more as "equity equivalents." As a result, the rating assigned to the security has less impact on the Manager's investment decision than in the case of non-convertible debt fixed-income securities.

      To determine whether convertible securities should be regarded as "equity equivalents," the Manager examines the following factors:

o whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
o whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis (considering the effect of conversion of the convertible securities), and
o the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any appreciation in the price of the issuer's common stock.

      |X| Investments in Bonds and Other Debt Securities. The Fund can invest in bonds, debentures and other debt securities to seek current income as part of its investment objective. Because the Fund currently emphasizes investments in equity securities, such as stocks, it is not anticipated that significant amounts of the Fund's assets will be invested in debt securities. However, if market conditions suggest that debt securities may offer better total return opportunities than stocks, or if the Manager determines to seek a higher amount of current income to distribute to shareholders, the Manager can shift more of the Fund's investments into debt securities.

      The Fund's debt investments can include investment-grade and non-investment-grade bonds (commonly referred to as "junk bonds"). Investment-grade bonds are bonds rated at least "Baa" by Moody's Investors Service, Inc., or at least "BBB" by Standard & Poor's Corporation or Fitch, Inc., or that have comparable ratings by another nationally-recognized rating organization. In making investments in debt securities, the Manager can rely to some extent on the ratings of ratings organizations or it can use its own research to evaluate a security's credit-worthiness. If the securities that the Fund buys are unrated, to be considered part of the Fund's holdings of investment-grade securities, they must be judged by the Manager to be of comparable quality to bonds rated as investment grade by a rating organization.

         |_| U.S. Government Securities. The Fund can buy securities issued or guaranteed by the U.S. government or its agencies and instrumentalities. Securities issued by the U.S. Treasury are backed by the full faith and credit of the U.S. government and are subject to very little credit risk. Obligations of U.S. government agencies or instrumentalities (including mortgage-backed securities) may or may not be guaranteed or supported by the "full faith and credit" of the United States. Some are backed by the right of the issuer to borrow from the U.S. Treasury; others, by discretionary authority of the U.S. government to purchase the agencies' obligations; while others are supported only by the credit of the instrumentality. If a security is not backed by the full faith and credit of the United States, the owner of the security must look principally to the agency issuing the obligation for repayment and may not be able to assert a claim against the United States in the event that the agency or instrumentality does not meet its commitment. The Fund will invest in securities of U.S. government agencies and instrumentalities only when the Manager is satisfied that the credit risk with respect to the agency or instrumentality is minimal.

         |_| Special Risks of Lower-Grade Securities. While it is not anticipated that the Fund will invest a substantial portion of its assets in debt securities, the Fund can do so to seek current income. Because lower-rated securities tend to offer higher yields than investment grade securities, the Fund can invest in lower grade securities if the Manager is trying to achieve greater income (and, in some cases, the appreciation possibilities of lower-grade securities may be a reason they are selected for the Fund's portfolio).

      The Fund can invest up to 25% of its total assets in "lower grade" debt securities. However, the Fund does not currently intend to invest more that 10% of its total assets in lower grade debt securities. "Lower-grade" debt securities are those rated below "investment grade" which means they have a rating lower than "Baa" by Moody's or lower than "BBB" by Standard & Poor's or Fitch, Inc., or similar ratings by other rating organizations. If they are unrated, and are determined by the Manager to be of comparable quality to debt securities rated below investment grade, they are included in the limitation on the percentage of the Fund's assets that can be invested in lower-grade securities. The Fund can invest in securities rated as low as "C" or "D" or which may be in default at the time the Fund buys them.

      Some of the special credit risks of lower-grade securities are discussed in the Prospectus. There is a greater risk that the issuer may default on its obligation to pay interest or to repay principal than in the case of investment grade securities. The issuer's low creditworthiness may increase the potential for its insolvency. An overall decline in values in the high yield bond market is also more likely during a period of a general economic downturn. An economic downturn or an increase in interest rates could severely disrupt the market for high yield bonds, adversely affecting the values of outstanding bonds as well as the ability of issuers to pay interest or repay principal. In the case of foreign high yield bonds, these risks are in addition to the special risk of foreign investing discussed in the Prospectus and in this Statement of Additional Information.

      However, the Fund's limitations on buying these investments can reduce the effect of those risks to the Fund, as will the Fund's policy of diversifying its investments. Additionally, to the extent they can be converted into stock, convertible securities may be less subject to some of these risks than non-convertible high yield bonds, since stock may be more liquid and less affected by some of these risk factors. The Fund may not invest more than 10% of its total assets in lower-grade debt securities that are not convertible.
      While securities rated "Baa" by Moody's or "BBB" by Standard & Poor's or Fitch, Inc. are investment grade and are not regarded as junk bonds, those securities may be subject to special risks, and have some speculative characteristics. Definitions of the debt security ratings categories of Moody's, S&P, and Fitch, Inc. are included in Appendix A to this Statement of Additional Information.

      |X| Foreign Securities. The Fund can purchase equity and debt securities issued or guaranteed by foreign companies or foreign governments or their agencies. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States and debt securities of foreign governments. They may be traded on foreign securities exchanges or in the foreign over-the-counter markets.

      Securities of foreign issuers that are represented by American Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

|_| Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
            U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

         |_| Risks of Conversion to Euro. On January 1, 1999, eleven countries in the European Union adopted the euro as their official currency. However, their current currencies (for example, the franc, the mark, and the lira) will also continue in use until January 1, 2002. After that date, it is expected that only the euro will be used in those countries. A common currency is expected to confer some benefits in those markets, by consolidating the government debt market for those countries and reducing some currency risks and costs. But the conversion to the new currency will affect the Fund operationally and also has potential risks, some of which are listed below. Among other things, the conversion will affect: o issuers in which the Fund invests, because of changes in the competitive environment from a consolidated currency market and greater operational costs from converting to the new currency. This might depress securities values.
o vendors the Fund depends on to carry out its business, such as its custodian bank (which holds the foreign securities the Fund buys), the Manager (which must price the Fund's investments to deal with the conversion to the euro) and brokers, foreign markets and securities depositories. If they are not prepared, there could be delays in settlements and additional costs to the Fund.
o exchange contracts and derivatives that are outstanding during the transition to the euro. The lack of currency rate calculations between the affected currencies and the need to update the Fund's contracts could pose extra costs to the Fund.

      The Manager has upgraded (at its expense) its computer and bookkeeping systems to deal with the conversion. The Fund's custodian bank has advised the Manager of its plans to deal with the conversion, including how it will update its record keeping systems and handle the redenomination of outstanding foreign debt. The Fund's portfolio managers will also monitor the effects of the conversion on the issuers in which the Fund invests. The possible effect of these factors on the Fund's investments cannot be determined with certainty at this time, but they may reduce the value of some of the Fund's holdings and increase its operational costs.

      |X| Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, and the Fund can have a portfolio turnover rate of 100% or more. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the Internal Revenue Code. The Financial Highlights table at the end of the Prospectus shows the Fund's portfolio turnover rates during prior fiscal years.

Other Investment Techniques and Strategies. In seeking its objective, the Fund can from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times and at times may not use them.

      |X| Investing in Small, Unseasoned Companies. The Fund can invest in securities of small, unseasoned companies. These are companies that have been in operation for less than three years, including the operations of any predecessors. Securities of these companies may be subject to volatility in their prices. They may have a limited trading market, which may adversely affect the Fund's ability to dispose of them and can reduce the price the Fund might be able to obtain for them. Other investors that own a security issued by a small, unseasoned issuer for which there is limited liquidity might trade the security when the Fund is attempting to dispose of its holdings of that security. In that case the Fund might receive a lower price for its holdings than might otherwise be obtained. The Fund currently intends to invest no more than 5% of its net assets in securities of small, unseasoned issuers.

      |X| When-Issued and Delayed-Delivery Transactions. The Fund can invest in securities on a "when-issued" basis and can purchase or sell securities on a "delayed-delivery" basis. When-issued and delayed-delivery are terms that refer to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery.

      When such transactions are negotiated, the price (which is generally expressed in yield terms) is fixed at the time the commitment is made. Delivery and payment for the securities take place at a later date (generally within 45 days of the date the offer is accepted). The securities are subject to change in value from market fluctuations during the period until settlement. The value at delivery may be less than the purchase price. For example, changes in interest rates in a direction other than that expected by the Manager before settlement will affect the value of such securities and may cause a loss to the Fund.
During the period between purchase and settlement, no payment is made by the Fund to the issuer and no interest accrues to the Fund from the investment.

      The Fund will engage in when-issued transactions to secure what the Manager considers to be an advantageous price and yield at the time of entering into the obligation. When the Fund enters into a when-issued or delayed-delivery transaction, it relies on the other party to complete the transaction. Its failure to do so may cause the Fund to lose the opportunity to obtain the security at a price and yield the Manager considers to be advantageous.

      When the Fund engages in when-issued and delayed-delivery transactions, it does so for the purpose of acquiring or selling securities consistent with its investment objective and policies or for delivery pursuant to options contracts it has entered into, and not for the purpose of investment leverage. Although the Fund will enter into delayed-delivery or when-issued purchase transactions to acquire securities, it can dispose of a commitment prior to settlement. If the Fund chooses to dispose of the right to acquire a when-issued security prior to its acquisition or to dispose of its right to delivery or receive against a forward commitment, it may incur a gain or loss.
      At the time the Fund makes the commitment to purchase or sell a security on a when-issued or delayed-delivery basis, it records the transaction on its books and reflects the value of the security purchased in determining the Fund's net asset value. In a sale transaction, it records the proceeds to be received. The Fund will identify on its books liquid securities of any type at least equal in value to the value of the Fund's purchase commitments until the Fund pays for the investment.

      When issued and delayed-delivery transactions can be used by the Fund as a defensive technique to hedge against anticipated changes in interest rates and prices. For instance, in periods of rising interest rates and falling prices, the Fund might sell securities in its portfolio on a forward commitment basis to attempt to limit its exposure to anticipated falling prices. In periods of falling interest rates and rising prices, the Fund might sell portfolio securities and purchase the same or similar securities on a when-issued or delayed-delivery basis to obtain the benefit of currently higher cash yields.

      |X| Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It may do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Fund's Managers from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will monitor the vendor's creditworthiness to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      |X| Illiquid and Restricted Securities. To enable the Fund to sell its holdings of a restricted security not registered under the Securities Act of 1933, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The  Fund  can  also  acquire   restricted   securities   through  private
placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of 1933, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid.

      Illiquid securities include repurchase agreements maturing in more than seven days and participation interests that do not have puts exercisable within seven days.

      |X| Loans of Portfolio Securities. The Fund can lend its portfolio securities to certain types of eligible borrowers approved by the Board of Directors. It may do so to try to provide income or to raise cash for liquidity purposes. These loans are limited to not more than 25% of the value of the Fund's total assets. There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities. The Fund presently does not intend to engage in loans of securities in the coming year.

      The Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S. government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.

      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of (a) negotiated loan fees, (b) interest on securities used as collateral, and (c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund can also pay reasonable finder's, custodian bank and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal
Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

      |X| Borrowing for Leverage. The Fund can borrow money from banks on an unsecured basis and invest the borrowed funds to increase its securities holdings. The Fund will pay interest on those borrowings, so that it may have less net investment income during periods of substantial borrowings. The Fund may borrow only if it maintains a 300% ratio of assets to borrowings at all times, and that is a fundamental policy.

      |X| Derivatives. The Fund can invest in a variety of derivative investments to seek income or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional Information.

      Other derivative investments the Fund can invest in include "index-linked" notes. Principal and/or interest payments on these notes depend on the performance of an underlying index. Currency-indexed securities are another derivative the Fund can use. Typically these are short-term or intermediate-term debt securities. Their value at maturity or the rates at which they pay income are determined by the change in value of the U.S. dollar against one or more foreign currencies or an index. In some cases, these securities may pay an amount at maturity based on a multiple of the amount of the relative currency movements. This type of index security offers the potential for increased income or principal payments but at a greater risk of loss than a typical debt security of the same maturity and credit quality.

      Other derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities" of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock might not be as high as the Manager expected.

      |X| Hedging. The Fund can use hedging to attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, or to facilitate selling securities for investment reasons. To do so, the Fund could:
      o  sell futures contracts,
      o  buy puts on such futures or on securities, or
      o write covered calls on securities or futures. Covered calls can also be used to increase the Fund's income, but the Manager does not expect to engage extensively in that practice.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case, the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so the Fund could:
      o  buy futures, or
      o  buy calls on such futures or on securities.

      The Fund is not obligated to use hedging instruments, even though it is permitted to use them in the Manager's discretion, as described below. The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund can employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

         |_| Futures. The Fund can buy and sell futures contracts that relate to
(1) broadly-based stock indices ("stock index futures") (2) debt securities (these are referred to as "interest rate futures"), (3) other broadly-based securities indices (these are referred to as "financial futures"), (4) foreign currencies (these are referred to as "forward contracts"), or (5) commodities (these are referred to as "commodity futures").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.

      The Fund can invest a portion of its assets in commodity futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Fund can purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

      No money is paid or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant (the "futures broker"). Initial margin payments will be deposited with the Fund's custodian bank in an account registered in the futures broker's name. However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund can elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions, except forward contracts, are effected through a clearinghouse associated with the exchange on which the contracts are traded.

      |_|   Put and Call  Options.  The Fund can buy and sell certain kinds of put options
("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

o     Writing  Covered  Call  Options.  The Fund can  write  (that  is,  sell)
               covered
calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call can be covered by identifying liquid assets on the Fund's books to enable the Fund to satisfy its obligations if the call is exercised. Up to 25% of the Fund's total assets can be subject to calls the Fund writes.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium). If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium.

      The Fund's custodian bank, or a securities depository acting for the custodian bank, will act as the Fund's escrow agent, through the facilities of the Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions. OCC will release the securities on the expiration of the option or when the Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker. To terminate its obligation on a call it has written, the Fund can purchase a corresponding call in a "closing purchase transaction." The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund can also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by identifying an equivalent dollar amount of liquid assets on the Fund's books. The Fund will identify additional liquid assets on its books if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

o Writing Put Options. The Fund can sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 25% of the Fund's total assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by liquid assets identified on the Fund's books. The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price. That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will deposit in escrow liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund can decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments. The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

o     Purchasing  Calls  and  Puts.  The Fund can  purchase  calls to  protect against
the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price. The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund can sell the put prior to its expiration. That sale may or may not be at a profit.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally) rather than on price movements in individual securities or futures contracts.

      The Fund can buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

      |_| Buying and Selling Options on Foreign Currencies. The Fund can buy and sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position. The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration held in a segregated account by its custodian bank) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a "cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high grade debt securities in an amount equal to the exercise price of the option, in a segregated account with the Fund's custodian bank.

         |_| Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market might advance and the value of the securities held in the Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

         |_| Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely-correlated currency. The Fund can also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund can use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in" the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund might enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge." When the Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in that foreign currency. When the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a "cross hedge."

      The Fund will cover its short positions in these cases by identifying to its custodian bank assets having a value equal to the aggregate amount of the Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge. However, to avoid excess transactions and transaction costs, the Fund can maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund can purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund can purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash) market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs. The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. The Fund can convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

         |_| Interest Rate Swap Transactions. The Fund can enter into interest rate swap agreements. In an interest rate swap, the Fund and another party exchange their right to receive or their obligation to pay interest on a security. For example, they might swap the right to receive floating rate payments for fixed rate payments. The Fund can enter into swaps only on securities that it owns. The Fund will not enter into swaps with respect to more than 25% of its total assets. Also, the Fund will identify liquid assets on its books (such as cash or U.S. government securities) to cover any amounts it could owe under swaps that exceed the amounts it is entitled to receive, and it will adjust that amount daily, as needed.

      Swap agreements entail both interest rate risk and credit risk. There is a risk that, based on movements of interest rates in the future, the payments made by the Fund under a swap agreement will be greater than the payments it received. Credit risk arises from the possibility that the counterparty will default. If the counterparty defaults, the Fund's loss will consist of the net amount of contractual interest payments that the Fund has not yet received. The Manager will monitor the creditworthiness of counterparties to the Fund's interest rate swap transactions on an ongoing basis.

      The Fund can enter into swap transactions with certain counterparties pursuant to master netting agreements. A master netting agreement provides that all swaps done between the Fund and that counterparty shall be regarded as parts of an integral agreement. If amounts are payable on a particular date in the same currency in respect of one or more swap transactions, the amount payable on that date in that currency shall be the net amount. In addition, the master netting agreement may provide that if one party defaults generally or on one swap, the counterparty can terminate all of the swaps with that party. Under these agreements, if a default results in a loss to one party, the measure of that party's damages is calculated by reference to the average cost of a replacement swap for each swap. It is measured by the mark-to-market value at the time of the termination of each swap. The gains and losses on all swaps are then netted, and the result is the counterparty's gain or loss on termination. The termination of all swaps and the netting of gains and losses on termination is generally referred to as "aggregation."

         |_| Regulatory Aspects of Hedging Instruments. When using futures and options on futures, the Fund is required to operate within certain guidelines and restrictions with respect to the use of futures as established by the Commodities Futures Trading Commission (the "CFTC"). In particular, the Fund is exempted from registration with the CFTC as a "commodity pool operator" if the Fund complies with the requirements of Rule 4.5 adopted by the CFTC. The Rule does not limit the percentage of the Fund's assets that may be used for futures margin and related options premiums for a bona fide hedging position. However, under the Rule, the Fund must limit its aggregate initial futures margin and related options premiums to not more than 5% of the Fund's net assets for hedging strategies that are not considered bona fide hedging strategies under the Rule. Under the Rule, the Fund must also use short futures and options on futures solely for bona fide hedging purposes within the meaning and intent of the applicable provisions of the Commodity Exchange Act.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund can write or hold may be affected by options written or held by other entities, including other investment companies having the same advisor as the Fund (or an advisor that is an affiliate of the Fund's advisor). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under the Investment Company Act, when the Fund purchases a future, it must maintain cash or readily marketable short-term debt instruments in an amount equal to the market value of the securities underlying the future, less the margin deposit applicable to it.

         |_| Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund can invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40% short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition, Section 1256 contracts held by the Fund at the end of each taxable year are "marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in "straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss: (1) gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2) gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment income available for distribution to its shareholders.

      |X| Temporary Defensive Investments. The Fund's temporary defensive investments can include (i) obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; (ii) commercial paper rated in the highest category by an established rating organization; (iii) certificates of deposit or bankers' acceptances of domestic banks with assets of $1 billion or more; (iv) any of the foregoing securities that mature in one year or less (generally known as "cash equivalents"); (v) other short-term corporate debt obligations; and (vi) repurchase agreements.

Investment Restrictions

      |X| What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:
      o 67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
      o  more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are "fundamental" only if they are identified as such. The Fund's Board of Directors can change non-fundamental policies without shareholder approval. However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional Information, as appropriate. The Fund's most significant investment policies are described in the Prospectus.

      |X|   Does  the  Fund  Have   Additional   Fundamental   Policies?   The
following investment restrictions are fundamental policies of the Fund.

      o The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. This limitation applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

      o The Fund cannot lend money except in connection with the acquisition of debt securities which the Fund's investment policies and restrictions permit it to purchase. The Fund can also make loans of portfolio securities, subject to the restrictions stated under "Loans of Portfolio Securities."

      o The Fund cannot concentrate investments. That means it cannot invest 25% or more of its total assets in any industry. However, there is no limitation on investments in U.S. government securities.

      o The Fund cannot invest in interests in oil or gas exploration or development programs or in commodities. However, the Fund can buy and sell any of the hedging instruments permitted by any of its other policies. It does not matter if the hedging instrument is considered to be a commodity or commodity contract.

      o The Fund cannot invest in real estate or in interests in real estate. However, the Fund can purchase securities of issuers holding real estate or interests in real estate (including securities of real estate investment trusts).

      o The Fund cannot purchase securities on margin. However, the Fund can make margin deposits when using hedging instruments permitted by any of its other policies.

      o The Fund cannot invest in companies for the purpose of acquiring control or management of those companies.

      o The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities Act of 1933 when reselling any securities held in its own portfolio.

      o The Fund cannot invest in or hold securities of any issuer if officers and directors of the Fund or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.

      o The Fund cannot invest in other open-end investment companies or invest more than 5% of its net assets through open market purchases in closed-end investment companies, including small business investment companies. The Fund cannot make any such investment at commission rates in excess of normal brokerage commissions.

      o The Fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivatives, hedging instruments, options or futures.

      o The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign any of its assets to secure a debt. Collateral arrangements for premium and margin payments in connection with hedging instruments are not deemed to be a pledge of assets.

      The Board of Directors has recommended that shareholders approve changing or eliminating certain fundamental policies of the Trust. These changes are expected to be approved by shareholders at a meeting which is scheduled to be held on or about March 16, 2001 (or any adjournments of that meeting). If the changes are not approved by shareholders, the Manager will supplement this Statement of Additional Information to reflect that the changes were not approved. The changes to fundamental policies that the Board of Directors has recommended that shareholders approve are as follows:

1.
Eliminating the following fundamental investment restrictions.

o The Fund cannot purchase securities on margin. However, the Fund can make margin deposits when using hedging instruments permitted by any of its other policies.
o The Fund cannot invest in or hold securities of any issuer if officers and Directors of the Fund or the Manager individually beneficially own more than 1/2 of 1% of the securities of that issuer and together own more than 5% of the securities of that issuer.
o The Fund cannot invest in companies for the purpose of acquiring control or management of those companies.
o  The Fund cannot invest in oil, or gas exploration or development programs.
o The Fund cannot invest in other open-end investment companies or invest more than 5% of its net assets through open market purchases in closed-end investment companies, including small business investment companies. The Fund cannot make any such investment at commission rates in excess of normal brokerage commissions.
o The Fund cannot pledge, mortgage or otherwise encumber, transfer or assign any of its assets to secure a debt. Collateral arrangements for premium or margin payments in connection with hedging instruments are not deemed to be a pledged assets

2. Approving amendments to the following fundamental investment restrictions.

--------------------------------------------------------------------------------
                Current                                 Proposed
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Fund can borrow money from banks on  The Fund cannot  borrow money in excess
an unsecured basis and invest the        of  331/3%  of the  value of its  total
borrowed funds to increase its           assets     (including     the    amount
securities holdings. The Fund may        borrowed).  The  Fund may  borrow  only
borrow only if it maintains a 300%       from    banks     and/or     affiliated
ratio of assets to borrowings at all     investment  companies.  With respect to
times.                                   this fundamental  policy,  the Fund can
                                         borrow  only  if it  maintains  a  300%
                                         ratio of  assets to  borrowings  at all
                                         times in the  manner  set  forth in the
                                         Investment Company Act of 1940.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                Current                                 Proposed
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Fund cannot lend money except in The Fund cannot make loans except (a) connection with the acquisition of debt through lending of securities, (b)
securities which the Fund's investment through the purchase of debt policies and restrictions permit it to instruments or similar evidences of purchase. The Fund can also make loans indebtedness, (c) through an interfund of portfolio securities, subject to lending program with other affiliated
restrictions stated under "Loans of      funds,   and  (d)  through   repurchase
Portfolio Securities."                   agreements.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                Current                                 Proposed
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Fund cannot buy securities issued The Fund cannot buy securities issued or guaranteed by any one issuer if more or guaranteed by any one issuer if than 5% of its total assets would be more than 5% of its total assets would invested in securities of that issuer be invested in securities of that or it would then own more than 10% of issuer or it would then own more than that issuer's voting securities. This 10% of that issuer's voting limitation applies only to 75% of the securities. This limit applies to 75% Fund's total assets. The limit does of the Fund's total assets. The limit not apply to securities issued by the does not apply to securities issued by U.S. Government or any of its agencies the U.S. Government or any of its or instrumentalities. agencies or instrumentalities, or
                                         securities    of    other    investment
                                         companies.
--------------------------------------------------------------------------------


These proposed changes are described in more detail in the Proxy Statement which is expected to be mailed to shareholders on or about January 19, 2001. If you have any questions about these changes, please contact the Transfer Agent at 1.800.525.7048.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment. The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications set forth in Appendix B to this Statement of Additional Information. This is not a fundamental policy.

                             How the Fund is Managed

Organization and History. The Fund is a "series" of Oppenheimer Main Street Funds, Inc. That corporation is an open-end, management investment company organized as a Maryland corporation in 1987. The Fund is a diversified mutual fund and commenced operations on February 3, 1988.

      The Fund's parent corporation is governed by a Board of Directors, which is responsible for protecting the interests of shareholders under Maryland law. The Directors meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

         |_| Classes of Shares. The Board of Directors has the power, without shareholder approval, to divide unissued shares of the Fund into two or more classes. The Board has done so, and the Fund currently has five classes of shares: Class A, Class B, Class C, Class N and Class Y. All classes invest in the same investment portfolio. Each class of shares: o has its own dividends and distributions, o pays certain expenses which may be different for the different classes, o may have a different net asset value, o may have separate voting rights on matters in which interests of one class are different from interests of another class, and o votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to the vote of shareholders. Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      The Directors are authorized to create new series and classes of shares. The Directors may reclassify unissued shares of the Fund's parent corporation or its series or classes into additional series or classes of shares. The Directors also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund. Shares do not have cumulative voting rights or preemptive or subscription rights. Shares may be voted in person or by proxy at shareholder meetings.

         |_| Meetings of Shareholders. Although the Fund is not required by Maryland law to hold annual meetings, it may hold shareholder meetings from time to time on important matters. The shareholders of the Fund's parent corporation have the right to call a meeting to remove a Director or to take certain other action described in the Articles of Incorporation or under Maryland law.

      The Fund will hold meetings when required to do so by the Investment Company Act or other applicable law. The Fund will hold a meeting when the Directors call a meeting or upon proper request of shareholders. If the Fund's parent corporation receives a written request of the record holders of at least 25% of the outstanding shares eligible to be voted at a meeting to call a meeting for a specified purpose (which might include the removal of a Director), the Directors will call a meeting of shareholders for that specified purpose. The Fund's parent corporation has undertaken that it will then either give the applicants access to the Fund's shareholder list or mail the applicants' communication to all other shareholders at the applicants' expense.

      Shareholders of the Fund vote together in the aggregate on certain matters at shareholders' meetings. Those matters include the election of Directors and ratification of appointment of the independent auditors. Shareholders of a particular class vote separately on proposals that affect that class. Shareholders of a class that is not affected by a proposal are not entitled to vote on the proposal. For example, only shareholders of a particular class of a series vote on certain amendments to the Distribution and/or Service Plans if the amendments affect only that class.

Directors and Officers of the Fund. The Directors of the Fund's parent corporation and the Fund's officers and their principal occupations and business affiliations during the past five years are listed below. Directors denoted with an asterisk (*) below are deemed to be "interested persons" of the Fund under the Investment Company Act. All of the Directors are also trustees, directors or managing general partners of the following Denver-based Oppenheimer funds.1


Oppenheimer Cash Reserves             Oppenheimer Select Managers
Oppenheimer Champion Income Fund      Oppenheimer Senior Floating Rate Fund
Oppenheimer Capital Income Fund       Oppenheimer Strategic Income Fund
Oppenheimer High Yield Fund           Oppenheimer Total Return Fund, Inc.
Oppenheimer International Bond Fund   Oppenheimer Variable Account Funds
Oppenheimer Integrity Funds           Panorama Series Fund, Inc.
Oppenheimer  Limited-Term  Government
Fund                                  Centennial America Fund, L. P.
Oppenheimer Main Street Funds, Inc.   Centennial California Tax Exempt Trust
Oppenheimer  Main Street  Opportunity
Fund                                  Centennial Government Trust
Oppenheimer  Main  Street  Small  Cap
Fund                                  Centennial Money Market Trust
Oppenheimer Municipal Fund            Centennial New York Tax Exempt Trust
Oppenheimer Real Asset Fund           Centennial Tax Exempt Trust


 ...............................Ms. Macaskill and Messrs. Swain, Bishop,
Wixted, Donohue, Farrar and Zack,
who are officers of the Fund,
respectively hold the same offices with the other Denver-based Oppenheimer funds. As of December 15, 2000, the Directors and officers of the Fund as a group owned less than 1% of the outstanding shares of the Fund. The foregoing statement does not reflect shares held of record by an employee benefit plan for employees of the Manager other than shares beneficially owned under that plan by the officers of the Fund listed below. Ms. Macaskill and Mr. Donohue, are trustees of that plan.

1     Ms.   Macaskill   and  Mr.  Bowen  are  not  Trustees  or  Directors  of
   Oppenheimer Integrity Funds or Panorama Series Fund, Inc. Mr. Fossel and Mr. Bowen are not Trustees of Centennial New York Tax-Exempt Trust or Managing General Partners of Centennial America Fund. Inc.


James C. Swain*, Chairman, Chief
Executive Officer and Director, Age:
67.
6803 South Tucson Way, Englewood, Colorado 80112 Vice Chairman of the Manager (since September 1988); formerly President and a director of Centennial Asset Management Corporation, a wholly-owned subsidiary of the Manager and Chairman of the Board of Shareholder Services, Inc., a transfer agent subsidiary of the Manager.

Bridget A. Macaskill*,  President and
Director, Age: 52.
Two  World  Trade  Center,  New York,
New York 10048-0203 Chairman (since August 2000), Chief Executive Officer (since September 1995) and a director (since December 1994) of the Manager; President (since September 1995) and a director (since October 1990) of Oppenheimer Acquisition Corp., the Manager's parent holding company; President, Chief Executive Officer and a director (since March 2000) of OFI Private Investments, Inc., an investment advisor subsidiary of the Manager; Chairman and a director of Shareholder Services, Inc. (since August 1994) and Shareholder Financial Services, Inc. (since September 1995), transfer agent subsidiaries of the Manager; President (since September 1995) and a director (since November 1989) of Oppenheimer Partnership Holdings, Inc., a holding company subsidiary of the Manager; President and a director (since October 1997) of OppenheimerFunds International Ltd., an offshore fund management subsidiary of the Manager and of Oppenheimer Millennium Funds plc; a director of HarbourView Asset Management
Corporation (since July 1991) and of Oppenheimer Real Asset Management, Inc. (since July 1996), investment advisor subsidiaries of the Manager; a director (since April 2000) of OppenheimerFunds Legacy Program, a charitable trust program established by the Manager; a director of Prudential Corporation plc (a U.K. financial service company); President and a trustee of other Oppenheimer funds; formerly President of the Manager (June 1991 - August 2000).

Robert G. Avis*, Director, Age: 69.
One North  Jefferson Ave., St. Louis, Missouri 63103
Director and President of A.G. Edwards Capital, Inc. (General Partner of private equity funds), formerly, until March 2000, Chairman, President and Chief Executive Officer of A.G. Edwards Capital, Inc.; formerly, until March 1999, Vice Chairman and Director of A.G. Edwards and Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary); until March 1999, Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor); until March 2000, a Director of A.G. Edwards & Sons and A.G. Edwards Trust Company.

George C. Bowen, Director, Age: 64.
9224 Bauer Ct.,  Lone Tree,  Colorado 80124
Formerly (until April 1999) Mr. Bowen held the following positions: Senior Vice President (since September 1987) and Treasurer (since March 1985) of the Manager; Vice President (since June 1983) and Treasurer (since March 1985) of OppenheimerFunds, Distributor, Inc., a subsidiary of the Manager and the Fund's Distributor; Senior Vice President (since February 1992), Treasurer (since July
1991) Assistant Secretary and a director (since December 1991) of Centennial Asset Management Corporation; Vice President (since October 1989) and Treasurer (since April 1986) of HarbourView Asset Management Corporation; President, Treasurer and a director of Centennial Capital Corporation (since June 1989); Vice President and Treasurer (since August 1978) and Secretary (since April
1981) of Shareholder Services, Inc.; Vice President, Treasurer and Secretary of Shareholder Financial Services, Inc. (since November 1989); Assistant Treasurer of Oppenheimer Acquisition Corp. (since March 1998); Treasurer of Oppenheimer Partnership Holdings, Inc. (since November 1989); Vice President and Treasurer of Oppenheimer Real Asset Management, Inc. (since July 1996); Treasurer of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997).

Jon S. Fossel, Director, Age: 58.
P.O. Box 44, Mead  Street,  Waccabuc, New York 10597
Formerly (until October 1990) Chairman and a director of the Manager; President and a director of Oppenheimer Acquisition Corp., Shareholder Services, Inc. and Shareholder Financial Services, Inc.

Sam Freedman, Director, Age: 60.
4975  Lakeshore   Drive,   Littleton, Colorado 80123
Formerly (until October 1994) Chairman and Chief Executive Officer of OppenheimerFunds Services, Chairman, Chief Executive Officer and a director of Shareholder Services, Inc., Chairman, Chief Executive Officer and director of Shareholder Financial Services, Inc., Vice President and director of Oppenheimer Acquisition Corp. and a director of OppenheimerFunds, Inc.

Raymond  J.   Kalinowski,   Director, Age: 71.
44   Portland   Drive,   St.   Louis, Missouri 63131
Formerly a director of Wave Technologies International, Inc. (a computer products training company), self-employed consultant (securities matters).
C. Howard Kast, Director, Age: 79.
2552 East Alameda,  Denver,  Colorado 80209

Formerly Managing Partner of Deloitte, Haskins & Sells (an accounting firm).

Robert M.  Kirchner,  Director,  Age: 79.
7500  E.  Arapahoe  Road,  Englewood, Colorado 80112
President of The Kirchner Company (management consultants).

Andrew  J.  Donohue,  Vice  President and Secretary, Age: 50.
Two  World  Trade  Center,  New York, New York 10048-0203
Executive Vice President  (since January 1993),  General  Counsel (since October
1991) and a director (since September 1995) of the Manager; Executive Vice President (since September 1993) and a director (since January 1992) of OppenheimerFunds Distributor, Inc.; Executive Vice President, General Counsel and a director (since September 1995) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000), and of PIMCO Trust Company (since May 2000); President and a director of Centennial Asset Management Corporation; (since September 1995) and of Oppenheimer Real Asset Management, Inc. (since July 1996); Vice President and a director (since September 1997) of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc; a director (since April 2000) of OppenheimerFunds Legacy Program; General Counsel (since May 1996) and Secretary (since April 1997) of Oppenheimer Acquisition Corp.; an officer of other Oppenheimer funds.

Brian W. Wixted, Treasurer, Age: 41.
6803  South  Tucson  Way,  Englewood, Colorado 80112
Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March 1999) of HarbourView Asset Management Corporation, Shareholder
Services, Inc., Oppenheimer Real Asset Management Corporation, Shareholder Financial Services, Inc. and Oppenheimer Partnership Holdings, Inc., of OFI Private Investments, Inc. (since March 2000) and of OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since May 2000); Treasurer and Chief Financial Officer (since May 2000) of PIMCO Trust Company; Assistant Treasurer (since March 1999) of Oppenheimer Acquisition Corp. and of Centennial Asset Management Corporation; an officer of other Oppenheimer funds; formerly Principal and Chief Operating Officer, Bankers Trust Company - Mutual Fund Services Division (March 1995 - March 1999); Vice President and Chief Financial Officer of CS First Boston Investment Management Corp. (September 1991
- March 1995).

Robert G. Zack,  Assistant Secretary, Age: 52.
Two  World  Trade  Center,  New York, New York 10048-0203
Senior Vice President (since May 1985) and Associate  General Counsel (since May
1981) of the Manager; Assistant Secretary of Shareholder Services, Inc. (since May 1985), Shareholder Financial Services, Inc. (since November 1989); OppenheimerFunds International Ltd. and Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer funds.

Robert    J.    Bishop,     Assistant Treasurer, Age: 42.
6803  South  Tucson  Way,  Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); an officer of other Oppenheimer funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996) and a Fund Controller of the Manager.


Scott    T.     Farrar,     Assistant Treasurer, Age: 35.
6803  South  Tucson  Way,  Englewood, Colorado 80112
Vice President of the Manager/Mutual Fund Accounting (since May 1996); Assistant Treasurer of Oppenheimer Millennium Funds plc (since October 1997); an officer of other Oppenheimer Funds; formerly an Assistant Vice President of the Manager/Mutual Fund Accounting (April 1994 - May 1996), and a Fund Controller of the Manager.


      |X| Remuneration of Directors. The officers of the Fund and two Directors of the Fund (Ms. Macaskill and Mr. Swain) are affiliated with the Manager and receive no salary or fee from the Fund. The remaining Directors of the Fund received the compensation shown below. The compensation from the Fund was paid during its fiscal year ended August 31, 2000. The compensation from all of the Denver-based Oppenheimer funds includes the compensation from the Fund and represents compensation received as a director, trustee, managing general partner or member of a committee of the Board during the calendar year 1999.

                              ---------------------------------------------
    Total Compensation
    from all Denver-Based
    Aggregate Compensation      Oppenheimer Funds
    Director's Name and Position   from Fund              (38 Funds)1
                              ---------------------------------------------
---------------------------------------------------------------------------
                                     $9,287                $67,998

Robert G. Avis
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                     $5,802                $23,879

George Bowen
---------------------------------------------------------------------------
---------------------------------------------------------------------------


Jon. S. Fossel
Review Committee Member              $9,706                $66,586
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                     $10,106               $73,998

Sam Freedman
Review Committee Member
---------------------------------------------------------------------------
---------------------------------------------------------------------------


Raymond J. Kalinowski
Audit Committee Member               $9,803                $73,248
---------------------------------------------------------------------------
---------------------------------------------------------------------------

C. Howard Kast
Audit and Review
Committee Chairman                   $11,006               $78,873
---------------------------------------------------------------------------
---------------------------------------------------------------------------
                                     $9,614                $69,248

Robert M. Kirchner
Audit Committee Member
---------------------------------------------------------------------------
1.    For the 1999 calendar year.
   Effective July 1, 2000 Ned M. Steel and William A. Baker resigned as Directors of the Fund and subsequently became Directors Emeritus of the Fund. For the fiscal year ended August 31, 2000, Messers. Steel and Baker each received $9,287 aggregate compensation from the Fund and for the calendar year ended December 31, 1999, each received $67,998 total compensation from all Denver-based Oppenheimer funds.
 .

      |X| Deferred Compensation Plan. The Board of Directors has adopted a Deferred Compensation Plan for disinterested directors that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a Director is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Director. The amount paid to the Director under the plan will be determined based upon the performance of the selected funds.

      Deferral of Director's fees under the plan will not materially affect the Fund's assets, liabilities and net income per share. The plan will not obligate the Fund to retain the services of any Director or to pay any particular level of compensation to any Director. Pursuant to an Order issued by the Securities and Exchange Commission, the Fund may invest in the funds selected by the Director under the plan without shareholder approval for the limited purpose of determining the value of the Director's deferred fee account.

      |X| Major Shareholders. As of December 15, 2000, the only persons who owned of record or were known by the Fund to own beneficially 5% or more of the Fund's outstanding Class A, Class B, Class C, or Class Y shares were:

    Merrill Lynch Pierce Fenner & Smith, Inc., 4800 Deer Lake Dr. E Floor 3, Jacksonville, FL 32246, which owned 14,790,103.629 Class B shares (7.55% of the outstanding Class B shares) and 8,145,407.217 Class C shares (15.48% of the outstanding Class C shares) and advised the Fund that such ownership was for the sole benefit of its clients.

    Mass Mutual Life Insurance Co., 1295 State Street, Springfield, MA 01111, which owned 6,366,045.009 Class Y shares (representing 96.49% of the Fund's then outstanding Class Y shares) and advised the Fund that such ownership was for the sole benefit of its clients.

    Class N Shares were not offered as of December 15, 2000.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company.

      |X| Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the Securities and Exchange Commission and can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at 1.202.942.8090. The Code of Ethics can also be viewed as part of the Fund's registration statement on the SEC's EDGAR database at the SEC's Internet website at http://www.sec.gov. Copies may be obtained, after paying a duplicating  fee,  by  electronic  request  at  the  following  E-mail  address:
publicinfo@sec.gov., or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

      |X| The Investment Advisory Agreement. The Manager provides investment advisory and management services to the Fund under an investment advisory agreement between the Manager and the Fund. The Manager selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are the persons who are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Portfolio Department provide the portfolio managers with counsel and support in managing the Fund's portfolio.

      The agreement requires the Manager, at its expense, to provide the Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund. Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

      The Fund pays expenses not expressly assumed by the Manager under the advisory agreement. The advisory agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Directors, legal and audit expenses, custodian bank and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs. The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

-------------------------------------------------------------------------------
Fiscal Year ended 8/31:      Management Fees Paid to OppenheimerFunds, Inc.
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           1998                                $48,131,633
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           1999                                $65,199,139
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
           2000                                $83,004,765
-------------------------------------------------------------------------------

      The investment advisory agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the investment advisory agreement, the Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

      The agreement permits the Manager to act as investment advisor for any other person, firm or corporation and to use the names "Oppenheimer" and "Main Street" in connection with other investment companies for which it may act as investment advisor or general distributor. If the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund's parent corporation to use the names "Oppenheimer" and "Main Street" as part of its name and the name of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the investment advisory agreement is to arrange the portfolio transactions for the Fund. The advisory agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the advisory agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Directors.

      Under the investment advisory agreement, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services for the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion. The commissions paid to such brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided. Subject to those considerations, as a factor in selecting brokers for the Fund's portfolio transactions, the Manager may also consider sales of shares of the Fund and other investment companies for which the Manager or an affiliate serves as investment advisor.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the investment advisory agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates. Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      Most purchases of debt obligations are principal transactions at net prices. Instead of using a broker for those transactions, the Fund normally deals directly with the selling or purchasing principal or market maker unless the Manager determines that a better price or execution can be obtained by using the services of a broker. Purchases of portfolio securities from underwriters include a commission or concession paid by the issuer to the underwriter. Purchases from dealers include a spread between the bid and asked prices. The Fund seeks to obtain prompt execution of these orders at the most favorable net price.

      The investment advisory agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Directors permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Directors permits the Manager to use concessions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

--------------------------------------------------------------------------------
 Fiscal Year Ended 8/31:      Total Brokerage Commissions Paid by the Fund1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           1998                                $15,543,845
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           1999                                $25,953,522
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           2000                                $26,028,4172
--------------------------------------------------------------------------------
1. Amounts do not include spreads or concessions on principal transactions on a net trade basis.
2. In the fiscal year ended 8/31/00, the amount of transactions directed to brokers for research services was $6,758,316,341 and the amount of the concessions paid to broker-dealers for those services was $7,816,341.

Distribution and Service Plans

The Distributor. Under its General Distributor's Agreement with the Fund's parent corporation, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund. The Distributor is not obligated to sell a specific number of shares. Expenses normally attributable to sales are borne by the Distributor.

      The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares during the Fund's three most recent fiscal years is shown in the table below. Class N shares were not publicly offered during the Fund's fiscal year's depicted and therefore are not included in any of the charts located in this section of the Statement of Additional Information.

-------------------------------------------------------------------------------
Fiscal    Aggregate    Class A       Concessions    Concessions  Concessions
          Front-End    Front-End     on Class A     on Class B   on Class C
          Sales        Sales         Shares         Shares       Shares
Year      Charges on   Charges       Advanced by    Advanced by  Advanced by
Ended     Class A      Retained by   Distributor1   Distributor1 Distributor1
8/31      Shares       Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1998    $28,733,281   $7,556,176      $971,654    $46,216,219   $2,725,789
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  1999    $34,161,161   $9,358,713     $1,611,359   $59,655,100   $4,146,601
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
  2000    $27,942,876   $7,652,953     $2,076,756   $49,918,066   $4,083,097
-------------------------------------------------------------------------------
1. The Distributor advances concession payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

-------------------------------------------------------------------------------
Fiscal     Class A Contingent    Class B Contingent    Class C Contingent
           Deferred Sales        Deferred Sales
Year       Charges Retained by   Charges Retained by   Deferred Sales Charges
Ended 8/31 Distributor           Distributor           Retained by Distributor
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
   2000          $171,277             $16,333,931             $414,152
-------------------------------------------------------------------------------

      For additional information about distribution of the Fund's shares, including fees and expenses, please refer to "Distribution and Service Plans," below.

Distribution and Service Plans. The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund reimburses the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

      Each plan has been approved by a vote of the Board of Directors, including a majority of the Independent Directors2, cast in person at a meeting called for the purpose of voting on that plan. The shareholder vote for the Distribution and Service Plans for Class B, Class C and Class N shares was cast by the Manager as the sole initial holder of Class B, Class C and Class N shares of the Fund.

2 In accordance with Rule 12b-1 of the Investment Company Act, the term "Independent Directors" in this Statement of Additional Information refers to those Directors who are not "interested persons" of the Fund (or its parent corporation) and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      Under the plans, the Manager and the Distributor may make payments to affiliates and, in their sole discretion, from time to time, may use their own resources (at no direct cost to the Fund) to make payments to brokers, dealers or other financial institutions for distribution and administrative services they perform. The Manager may use its profits from the advisory fee it receives from the Fund. In their sole discretion, the Distributor and the Manager may increase or decrease the amount of payments they make from their own resources to plan recipients.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Directors and its Independent Directors specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Directors or by the vote of the holders of a "majority" (as defined in the Investment Company Act) of the outstanding shares of that class.

      The Board of Directors and the Independent Directors must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares after six years, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A Plan that would materially increase payments under the Plan. That approval must be by a "majority" (as defined in the Investment Company Act) of the shares of each class, voting separately by class.

      While the Plans are in effect, the Treasurer of the Fund shall provide separate written reports on the plans to the Board of Directors at least quarterly for its review. The Reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review and approval of the Independent Directors

      Each Plan states that while it is in effect, the selection and nomination of those Directors of the Fund's parent corporation who are not "interested persons" of the corporation (or the Fund) is committed to the discretion of the Independent Directors. This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Directors.

      Under the plans for a class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Directors. The Board of Directors has set no minimum amount of assets to qualify for payments under the plans.

         |_| Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (they are referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the Distributor. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares held in the accounts of the recipients or their customers.

      For the fiscal year ended August 31, 2000 payments under the Class A Plan totaled $20,566,486, all of which was paid by the Distributor to recipients. That included $1,142,760 paid to an affiliate of the Distributor's parent company. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. The Distributor may not use payments received under the Class A Plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

      |_| Class B, Class C and Class N Service and Distribution Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans allow the Distributor to be reimbursed for its services and costs in distributing Class B and Class C shares and servicing accounts. The Class N plan provides for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee on a quarterly basis, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased. After the first year shares are outstanding, the Distributor makes service fee payments quarterly on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B, Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares.

      The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing commission to the recipient on Class C shares outstanding for a year or more. The Distributor retains the asset based sales charge on Class N shares. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C and/or Class N service fee and the asset-based sales charge to the dealer quarterly in lieu of paying the sales concessions and service fee in advance at the time of purchase.


    The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:
o pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support  distribution of Class B, Class C and Class
       N shares, and
o
    bears the costs of sales literature, advertising and prospectuses (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses.

    The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

--------------------------------------------------------------------------------
     Distribution Fees Paid to the Distributor for the Year Ended 8/31/00*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class:        Total          Amount         Distributor's       Distributor's
                                                                    Unreimbursed
                                               Aggregate           Expenses as %
              Payments       Retained by    Unreimbursed        of Net Assets
              Under Plan     Distributor    Expenses Under Plan of Class
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B Plan   $76,558,354    $62,624,462      $123,993,134          1.48%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C Plan   $20,041,200     $5,748,527       $18,621,731          0.84%
--------------------------------------------------------------------------------
1. Includes $473,408 paid to an affiliate of the Distributor's parent company.
2. Includes $296,468 paid to an affiliate of the Distributor's parent company.
* The Fund did not offer Class N Shares during its fiscal year ended August 31, 2000.

      All payments under the Class B, Class C and Class N plans are subject to the limitations imposed by the Conduct Rules of the National Association of Securities Dealers, Inc. on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below. The charts below show the Fund's performance as of the Fund's most recent fiscal year end. You can obtain current performance information by calling the Fund's Transfer Agent at 1.800.525.7048 or by visiting the OppenheimerFunds Internet web site at http://www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the Securities and Exchange Commission. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund. Those returns must be shown for the 1-, 5- and 10-year periods (or the life of the class, if less) ending as of the most recently ended calendar quarter prior to the publication of the advertisement (or its submission for publication).

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the Fund's performance information as a basis for comparison with other investments:
      o Total returns measure the performance of a hypothetical account in the Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
      o An investment in the Fund is not insured by the FDIC or any other government agency.
      o The Fund's performance returns do not reflect the effect of taxes on dividends and capital gains distributions.
      o The principal value of the Fund's shares and total returns are not guaranteed and normally will fluctuate on a daily basis.
      o When an investor's shares are redeemed, they may be worth more or less than their original cost.
      o Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of debt investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X| Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

      In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P") (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0% in the sixth year and none thereafter. For Class C shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year period. For Class N shares, the 1% contingent deferred sales charge is deducted for returns for the 1-year and life-of-class periods, as applicable. There is no sales charge on Class Y shares.

Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:


                 1/n
            (ERV)
            (---)   -1 = Average Annual Total Return
            ( P )

         |_| Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

            ERV - P
            ------- = Total Return
               P


         |_| Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value" (without deducting sales charges) for Class A, Class B, Class C or Class N shares. Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

--------------------------------------------------------------------------------
            The Fund's Total Returns for the Periods Ended 8/31/00*
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class of  Cumulative Total              Average Annual Total Returns
          Returns (10
          years or Life of
Shares    Class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                 1-Year            5-Year           10-Year
                                                     (or              (or
                                               life-of-class)    life-of-class)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
          After    Without  After    Without  After    Without  After   Without
          Sales    Sales    Sales    Sales    Sales    Sales    Sales   Sales
          Charge   Charge   Charge   Charge   Charge   Charge   Charge  Charge
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A   728.39%  778.92%  10.98%   17.74%   18.52%   19.94%   23.54%  24.28%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B   185.06%2 186.06%2 11.84%   16.84%   18.83%   19.03%   19.39%2 19.46%2
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C   197.56%3 197.56%3 15.87%   16.87%   19.04%   19.04%   17.53%3 17.53%3
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y   111.00%4 111.00%4 18.00%   18.00%   21.51%4  21.51%4  N/A     N/A
--------------------------------------------------------------------------------
1. Inception of Class A:      02/03/88
2. Inception of Class B:      10/03/94
3. Inception of Class C:      12/01/93
4. Inception of Class Y:      11/01/96
* Class N shares were not offered for sale during the Fund's fiscal year ending 8/31/00.

Other Performance Comparisons. The Fund compares its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You can obtain that information by contacting the Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |_| Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper Analytical Services, Inc. Lipper is a widely-recognized independent mutual fund monitoring service. Lipper monitors the performance of regulated investment companies, including the Fund, and ranks their performance for various periods based on categories based on investment styles. The performance of the Fund is ranked by Lipper against all other large-cap growth funds. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |_| Morningstar Rankings. From time to time the Fund may publish the ranking and/or star rating of the performance of its classes of shares by Morningstar, Inc., an independent mutual fund monitoring service. Morningstar rates and ranks mutual funds in broad investment categories: domestic stock funds, international stock funds, taxable bond funds and municipal bond funds. The Fund is included in the domestic stock category.

      Morningstar proprietary star ratings reflect historical risk-adjusted total investment return. Investment return measures a fund's (or class's) one-, three-, five- and ten-year average annual total returns (depending on the inception of the fund or class) in excess of 90-day U.S. Treasury bill returns after considering the fund's sales charges and expenses. Risk measures a fund's (or class's) performance below 90-day U.S. Treasury bill returns. Risk and investment return are combined to produce star ratings reflecting performance relative to the other fund in the fund's category. Five stars is the "highest" rating (top 10% of funds in a category), four stars is "above average" (next 22.5%), three stars is "average" (next 35%), two stars is "below average" (next 22.5%) and one star is "lowest" (bottom 10%). The current star ranking is the fund's (or class's) overall rating, which is the fund's 3-year rating or its combined 3- and 5-year rating (weighted 60%/40% respectively), or its combined 3-, 5-, and 10-year ranking (weighted 40%/30%/30%, respectively), depending on the inception date of the fund (or class). Ratings are subject to change monthly.

      The Fund may also compare its total return ranking to that of other funds in its Morningstar category, in addition to its star ratings. Those total return rankings are percentages from one percent to one hundred percent and are not risk adjusted. For example if a fund is in the 94th percentile, that means that 94% of the funds in the same category performed better than it did.

|_|   Performance   Rankings   and   Comparisons   by   Other   Entities   and
            Publications.
From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar. The performance of the Fund's classes of shares may be compared in publications to the performance of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills. However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return. Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, other than performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.


      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example, o information about the performance of certain securities or commodities markets or segments of those markets,
o information about the performance of the economies of particular countries or regions,
o     the   earnings  of   companies   included  in  segments  of   particular
       industries, sectors, securities markets, countries or regions,
o     the  availability  of  different  types of  securities  or  offerings of securities,
o information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons   of  various  market  sectors  or  indices  to  demonstrate performance, risk, or other characteristics of the Fund.

------------------------------------------------------------------------------
A B O U T  Y O U R  A C C O U N T
------------------------------------------------------------------------------

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund. Appendix C contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing House ("ACH") transfer to buy the shares. Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of The New York Stock Exchange. The Exchange normally closes at 4:00 P.M., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, the shares will be purchased and dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund 3 days after the transfers are initiated. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under Right of Accumulation and Letters of Intent because of the economies of sales efforts and reduction in expenses realized by the Distributor, dealers and brokers making such sales. No sales charge is imposed in certain other circumstances described in Appendix C to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.


      |X| Right of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you and your spouse can add together:
         Class A, Class B and Class N shares you purchase for your individual accounts (including IRAs and 403(b) plans), or for your joint accounts, or for trust or custodial accounts on behalf of your children who are minors, and
         Current purchases of Class A, Class B and Class N shares of the Fund and other Oppenheimer funds to reduce the sales charge rate that applies to current purchases of Class A shares, and
         Class A, Class B and Class N shares of Oppenheimer funds you previously purchased subject to an initial or contingent deferred sales charge to reduce the sales charge rate for current purchases of Class A shares, provided that you still hold your investment in one of the Oppenheimer funds.


      A fiduciary can count all shares purchased for a trust, estate or other fiduciary account (including one or more employee benefit plans of the same employer) that has multiple accounts. The Distributor will add the value, at current offering price, of the shares you previously purchased and currently own to the value of current purchases to determine the sales charge rate that applies. The reduced sales charge will apply only to current purchases. You must request it when you buy shares.
      |X| The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor or the sub-distributor and currently include the following:


Oppenheimer Bond Fund                   Oppenheimer  Main Street Growth & Income
                                          Fund
Oppenheimer California Municipal Fund Oppenheimer Main Street Opportunity Fund Oppenheimer Capital Appreciation Fund Oppenheimer Main Street Small Cap Fund
Oppenheimer Capital Preservation Fund Oppenheimer MidCap Fund Oppenheimer Capital Income Fund Oppenheimer Multiple Strategies Fund Oppenheimer Champion Income Fund Oppenheimer Municipal Bond Fund Oppenheimer Convertible Securities Fund OSM1 - Mercury Advisors S&P 500 Index
                                        OSM1 -  Mercury  Advisors  Focus  Growth
Oppenheimer Developing Markets Fund       Fund
Oppenheimer  Disciplined  Allocation  Fund  Oppenheimer  New York Municipal Fund
Oppenheimer Value Fund Oppenheimer New Jersey Municipal Fund Oppenheimer Discovery Fund Oppenheimer Pennsylvania Municipal Fund Oppenheimer Emerging Growth Fund OSM1 - QM Active Balanced Fund Oppenheimer Emerging Technologies Fund Oppenheimer Quest Balanced Value Fund
                                        Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Enterprise Fund               Inc.
                                        Oppenheimer  Quest  Global  Value  Fund,
Oppenheimer Europe Fund                   Inc.
Oppenheimer Florida Municipal Fund Oppenheimer Quest Opportunity Value Fund OSM1- Gartmore Millennium Growth Fund Oppenheimer Quest Value Fund, Inc. Oppenheimer Global Fund Oppenheimer Real Asset Fund Oppenheimer Global Growth & Income Fund OSM1 - Salomon Brothers Capital Fund Oppenheimer Gold & Special Minerals Fund Oppenheimer Senior Floating Rate Fund Oppenheimer Growth Fund
Oppenheimer Small Cap Value Fund Oppenheimer High Yield Fund Oppenheimer Strategic Income Fund Oppenheimer Intermediate Municipal Fund Oppenheimer Total Return Fund, Inc. Oppenheimer International Bond Fund Oppenheimer Trinity Core Fund Oppenheimer International Growth Fund Oppenheimer Trinity Growth Fund Oppenheimer International Small Company Fund Oppenheimer Trinity Value Fund OSM1 -Jennison Growth Fund Oppenheimer U.S. Government Trust Oppenheimer Large Cap Growth Fund Limited-Term New York Municipal Fund Oppenheimer Limited-Term Government Fund Rochester Fund Municipals and the following money market funds:

Centennial America Fund, L. P.            Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust               Oppenheimer Cash Reserves
Centennial Money Market Trust             Oppenheimer Money Market Fund, Inc.
1 - "OSM" is Oppenheimer Select Managers



      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds except the money market funds. Under certain circumstances described in this Statement of Additional Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent. Under a Letter of Intent, if you purchase Class A shares or Class A and Class B shares of the Fund and other Oppenheimer funds during a 13-month period, you can reduce the sales charge rate that applies to your purchases of Class A shares. The total amount of your intended purchases of both Class A and Class B shares will determine the reduced sales charge rate for the Class A shares purchased during that period. You can include purchases made up to 90 days before the date of the Letter.

      A Letter of Intent is an investor's statement in writing to the Distributor of the intention to purchase Class A shares or Class A and Class B shares of the Fund (and other Oppenheimer funds) during a 13-month period (the "Letter of Intent period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make the aggregate amount of purchases of shares which, when added to the investor's holdings of shares of those funds, will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or distributions of capital gains and purchases made at net asset value without sales charge do not count toward satisfying the amount of the Letter.

      A Letter enables an investor to count the Class A and Class B shares purchased under the Letter to obtain the reduced sales charge rate on purchases of Class A shares of the Fund (and other Oppenheimer funds) that applies under the Right of Accumulation to current purchases of Class A shares. Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that applies to a single lump-sum purchase of shares in the amount intended to be purchased under the Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter of Intent period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the Terms of Escrow. Also, the investor agrees to be bound by the terms of the Prospectus, this Statement of Additional Information and the Application used for a Letter of Intent. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters of Intent.

      If the total eligible purchases made during the Letter of Intent period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to actual total purchases. If total eligible purchases during the Letter of Intent period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of such purchase, promptly after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype 401(k) plans under a Letter of Intent. If the intended purchase amount under a Letter of Intent entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter of Intent period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter of Intent period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter in placing any purchase orders for the investor during the Letter of Intent period. All of such purchases must be made through the Distributor.

         |_|      Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary) made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the thirteen-month Letter of Intent period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the thirteen-month Letter of Intent period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5. The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:
(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c) Class A or Class B shares acquired by exchange of either (1) Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or
            (2) Class B shares of one of the other Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will be transferred to that other fund.

Asset Builder Plans. To establish an Asset Builder Plan to buy shares directly from a bank account, you must enclose a check (the minimum is $25) for the initial purchase with your application. Shares purchased by Asset Builder Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are only available if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer - sponsored qualified retirement accounts. Asset Builder Plans also enable shareholders of Oppenheimer Cash Reserves to use their fund account to make monthly automatic purchases of shares of up to four other Oppenheimer funds.

      If you make payments from your bank account to purchase shares of the Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected in your application. Neither the Distributor, the Transfer Agent nor the Fund shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before  you  establish  Asset  Builder  payments,   you  should  obtain  a
prospectus of the selected fund(s) from your financial advisor (or the Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend, or discontinue offering Asset Builder plans at any time without prior notice.

Retirement Plans. Certain types of Retirement Plans are entitled to purchase shares of the Fund without sales charge or at reduced sales charge rates, as described in Appendix C to this Statement of Additional Information. Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by Merrill Lynch Pierce Fenner & Smith, Inc. or an independent record keeper that has a contract or special arrangement with Merrill Lynch. If on the date the plan sponsor signed the Merrill Lynch record keeping service agreement the Plan has less than $3 million in assets (other than assets invested in money market funds) invested in applicable investments, then the retirement plan may purchase only Class B shares of the Oppenheimer funds. Any retirement plans in that category that currently invest in Class B shares of the Fund will have their Class B shares converted to Class A shares of the Fund when the Plan's applicable investments reach $5 million.

Cancellation of Purchase Orders. Cancellation of purchase orders for the Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset value of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to Class B, Class C or Class N shares and the dividends payable on Class B, Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class A shares normally are sold subject to an initial sales charge. While Class B, Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept any order in the amount of $500,000 or more for Class B shares or $1 million or more for Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts). That is because generally it will be more advantageous for that investor to purchase Class A shares of the Fund.

         |_| Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of Class B shares to Class A shares after six years is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended. In that event, no further conversions of Class B shares would occur while that suspension remained in effect.
Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

         |_| Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian bank fees, Directors' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the Fund's assets and are not paid directly by shareholders. However, those expenses reduce the net asset value of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses. General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses, Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Directors, custodian bank expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of The New York Stock Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 P.M., New York time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a holiday). The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and U.S. holidays) or after 4:00 P.M. on a regular business day. The Fund's net asset values will not be calculated on those days and the values of some of the Fund's portfolio securities may change significantly on these days, when shareholders may not purchase or redeem shares. Additionally, trading on European and Asian stock exchanges and over-the-counter markets normally is completed before the close of The New York Stock Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of The New York Stock Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager may make that determination, under procedures established by the Board.

      |X|   Securities Valuation.  The Fund's Board of Directors has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

      o  Equity securities traded on a U.S. securities exchange or on NASDAQ are valued as follows:
(1)   if last sale information is regularly  reported,  they are valued at the last reported sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, on that day, or
(2) if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and "asked" prices on the valuation date or, if not, at the closing "bid" price on the valuation date.
      o Equity securities traded on a foreign securities exchange generally are valued in one of the following ways: (1) at the last sale price available to the pricing service approved by the
            Board of Directors, or
(2) at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3) at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.
      o Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.
      o The following securities are valued at the mean between the "bid" and "asked" prices determined by a pricing service approved by the Fund's Board of Directors or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:
(1)   debt instruments that have a maturity of more than 397 days when issued,
(2) debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3) non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.
      o The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts: (1) money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a remaining maturity of 60 days or less, and
(2) debt instruments held by a money market fund that have a remaining maturity of 397 days or less.
      o Securities (including restricted securities) not having readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the "bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Directors. The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity. Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities). The Manager will monitor the accuracy of the pricing services. That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the London foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S. dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on NASDAQ, as applicable, as determined by a pricing service approved by the Board of Directors or by the Manager. If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on NASDAQ on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on NASDAQ on the valuation date. If the put, call or future is not traded on an exchange or on NASDAQ, it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked" price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the Fund.

How to Sell Shares

Information on how to sell shares of the Fund is stated in the Prospectus. The information below provides additional information about the procedures and conditions for redeeming shares.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
      o Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
      o Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below. Reinvestment will be at the net asset value next computed after the Transfer Agent receives the reinvestment order. The shareholder must ask the Transfer Agent for that privilege at the time of reinvestment. This privilege does not apply to Class C, Class N or Class Y shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of Fund shares on which a sales charge was paid are reinvested in shares of the Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, the Board of Directors of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions. The Fund's Board of Directors has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $500 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days). The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B, Class C or Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Sending Redemption Proceeds by Wire. The wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by wire.

Distributions From Retirement Plans. Requests for distributions from OppenheimerFunds-sponsored IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to "Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must

(1)   state the reason for the distribution;
(2) state the owner's awareness of tax penalties if the distribution is premature; and
(3) conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed persons) in OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents (available from the Transfer Agent) must be completed and submitted to the Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the Distributor receives an order placed by the dealer or broker. However, if the Distributor receives a repurchase order from a dealer or broker after the close of The New York Stock Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 P.M., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 P.M.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares (having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having AccountLink privileges (see "How To Buy Shares") may arrange to have Automatic Withdrawal Plan payments transferred to the bank account designated on the Account Application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic Withdrawal Plan three business days before the payment transmittal date you select in the Account Application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested. The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional Class A share purchases while participating in an Automatic Withdrawal Plan. Class B, Class C and Class N shareholders should not establish withdrawal plans, because of the imposition of the contingent deferred sales charge on such withdrawals (except where the contingent deferred sales charge is waived as described in Appendix C to this Statement of Additional Information.)
      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below. These provisions may be amended from time to time by the Fund and/or the Distributor. When adopted, any amendments will automatically apply to existing Plans.

|X| Automatic Exchange Plans. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares of the Fund for shares (of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $25. Instructions should be provided on the OppenheimerFunds application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to Exchange Shares" in the Prospectus and below in this Statement of Additional Information.

      |X| Automatic Withdrawal Plans. Fund shares will be redeemed as necessary to meet withdrawal payments. Shares acquired without a sales charge will be redeemed first. Shares acquired with reinvested dividends and capital gains distributions will be redeemed next, followed by shares acquired with a sales charge, to the extent necessary to make withdrawal payments. Depending upon the amount withdrawn, the investor's principal may be depleted. Payments made under these plans should not be considered as a yield or income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal Plan as agent for the shareholder(s) (the "Planholder") who executed the Plan authorization and application submitted to the Transfer Agent. Neither the Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the Plan. Share certificates will not be issued for shares of the Fund purchased for and held under the Plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the Plan application so that the shares represented by the certificate may be held under the Plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder. Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the Plan. That notice must be in proper form in accordance with the requirements of the then-current Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a Plan at any time by writing to the Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a Plan. The Transfer Agent will also terminate a Plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a Plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      To use shares held under the Plan as collateral for a debt, the Planholder may request issuance of a portion of the shares in certificated form. Upon written request from the Planholder, the Transfer Agent will determine the number of shares for which a certificate may be issued without causing the withdrawal checks to stop. However, should such uncertificated shares become exhausted, Plan withdrawals will terminate.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the Plan.

How to Exchange Shares

      As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A" shares for this purpose. You can obtain a current list showing which funds offer which classes by calling the Distributor at 1.800.525.7048.
o All of the Oppenheimer funds currently offer Class A, B and C shares except Oppenheimer Money Market Fund, Inc., Centennial Money Market Trust, Centennial Tax Exempt Trust, Centennial Government Trust, Centennial New York Tax Exempt Trust, Centennial California Tax Exempt Trust, and Centennial America Fund, L.P., which only offer Class A shares.

o Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k) plans.

o Only certain Oppenheimer funds currently offer Class Y shares. Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.

Only certain Oppenheimer funds currently offer Class N shares, which are only offered to retirement plans as described in the Prospectus. Class N shares can be exchanged only for Class N shares of other Oppenheimer funds.

o Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other Oppenheimer funds except Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.

o Class A shares of Senior Floating Rate Fund are not available by exchange of Class A shares of other Oppenheimer funds. Class A shares of Senior Floating Rate Fund that are exchanged for shares of the other Oppenheimer funds may not be exchanged back for Class A shares of Senior Floating Rate Fund.

      o Class X shares of Limited Term New York Municipal Fund can be exchanged only for Class B shares of other Oppenheimer funds and no exchanges may be made to Class X shares.
o Shares of Oppenheimer Capital Preservation Fund may not be exchanged for shares of Oppenheimer Money Market Fund, Inc., Oppenheimer Cash Reserves or Oppenheimer Limited-Term Government Fund. Only participants in certain retirement plans may purchase shares of Oppenheimer Capital Preservation Fund, and only those participants may exchange shares of other Oppenheimer funds for shares of Oppenheimer Capital Preservation Fund.

o Class A shares of Oppenheimer Senior Floating Rate Fund are not available by exchange of shares of Oppenheimer Money Market Fund or Class A shares of Oppenheimer Cash Reserves. If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior Floating Rate Fund acquired in the exchange. The Class A shares of Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating Rate Fund if they are repurchased before the expiration of the holding period.
o Class A, Class B, Class C and Class Y Shares of Oppenheimer Select Managers Mercury Advisors S&P Index Fund and Oppenheimer Select Managers QM Active Balanced Fund are only available to retirement plans and are available only by exchange from the same class of shares of other Oppenheimer funds held by retirement plans.


    Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.

      Shares of Oppenheimer Money Market Fund, Inc. purchased with the redemption proceeds of shares of other mutual funds (other than funds managed by the Manager or its subsidiaries) redeemed within the 30 days prior to that purchase may subsequently be exchanged for shares of other Oppenheimer funds without being subject to an initial sales charge or contingent deferred sales charge. To qualify for that privilege, the investor or the investor's dealer must notify the Distributor of eligibility for this privilege at the time the shares of Oppenheimer Money Market Fund, Inc. are purchased. If requested, they must supply proof of entitlement to this privilege.

      Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      How Exchanges Affect Contingent Deferred Sales Charges. No contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge. However, when Class A shares acquired by exchange of Class A shares of other Oppenheimer funds purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months of the end of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares. The Class B contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within 6 years of the initial purchase of the exchanged Class B shares. The Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares. With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans) is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

      When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, the Class C or the Class N contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

            |_| Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account. The Fund may accept requests for exchanges of up to 50 accounts per day from representatives of authorized dealers that qualify for this privilege.

         |_| Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a Prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy (which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

         |_| Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds. The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request. When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic Withdrawal Plan, will be switched to the new fund account unless you tell the Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

                       Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B, Class C and Class N shares are expected to be lower than dividends on Class A and Class Y shares. That is because of the effect of the asset-based sales charge on Class B, Class C and Class N shares. Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund, Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends and Distributions. The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus.

          Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      Under the Internal Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. However, the Board of Directors and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

      The Fund intends to qualify as a "regulated investment company" under the Internal Revenue Code (although it reserves the right not to qualify). That qualification enables the Fund to "pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a double tax on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless the Fund's shares are held in a retirement account or the shareholder is otherwise exempt from tax). If the Fund qualifies as a "regulated investment company" under the Internal Revenue Code, it will not be liable for federal income taxes on amounts paid by it as dividends and distributions. The Fund qualified as a regulated investment company in its last fiscal year. The Internal Revenue Code contains a number of complex tests relating to qualification which the Fund might not meet in any particular year. If it did not so qualify, the Fund would be treated for tax purposes as an ordinary corporation and receive no tax deduction for payments made to shareholders.

      If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution. To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account. Dividends and/or distributions from shares of certain other Oppenheimer funds (other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's
Distributor. The Distributor also distributes shares of the other Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is a division of the Manager. It is responsible for maintaining the Fund's
shareholder  registry  and  shareholder   accounting  records,  and  for  paying
dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It acts on an "at-cost" basis. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover. The Custodian Bank. The Bank of New York is the custodian bank of the Fund's assets. The custodian bank's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It will be the practice of the Fund to deal with the custodian bank in a manner uninfluenced by any banking relationship the custodian bank may have with the Manager and its affiliates. The Fund's cash balances with the custodian bank in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Auditors Deloitte & Touche, LLP are the independent auditors of the Fund. They audit the Fund's financial statements and perform other related audit services. They also act as auditors for the Manager and certain other funds advised by the Manager and its affiliates.

INDEPENDENT AUDITORS' REPORT


================================================================================
To the Board of Directors and Shareholders of Oppenheimer Main Street Growth & Income Fund:

We have audited the accompanying statement of assets and liabilities of Oppenheimer Main Street Growth & Income Fund, including the statement of investments, as of August 31, 2000, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the two-month period ended August 31, 1996, and the one-year ended June 30, 1996. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Main Street Growth & Income Fund as of August 31, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, the two-month period ended August 31, 1996, and the one-year ended June 30, 1996, in conformity with accounting principles generally accepted in the United States of America.



Deloitte & Touche LLP

Denver, Colorado
September 22, 2000



13 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF INVESTMENTS  August 31, 2000


                                                                          Market
Value
                                                                  Shares     See
Note 1
==================================================================================
 Common Stocks--94.0%
----------------------------------------------------------------------------------
 Basic Materials--1.6%
----------------------------------------------------------------------------------
 Chemicals--0.8%
 Dexter Corp.                                               262,000   $
15,490,750
----------------------------------------------------------------------------------
 Dow Chemical Co.                                         1,283,900
33,622,131
----------------------------------------------------------------------------------
 Du Pont (E.I.) de Nemours & Co.                          1,424,482
63,923,630
----------------------------------------------------------------------------------
 Ecolab, Inc.                                               225,000
8,760,937
----------------------------------------------------------------------------------
 Engelhard Corp.                                            206,700
3,875,625
----------------------------------------------------------------------------------
 Lafarge Corp.                                              100,000
2,437,500
----------------------------------------------------------------------------------
 Union Carbide Corp.                                        842,300
33,744,644
----------------------------------------------------------------------------------
 Universal Corp.                                             71,400
1,847,475

------------

163,702,692

----------------------------------------------------------------------------------
 Metals--0.5%
 AK Steel Holding Corp.                                     283,350
3,081,431
----------------------------------------------------------------------------------
 Alcan Aluminium Ltd.                                       440,000
14,437,500
----------------------------------------------------------------------------------
 Alcoa, Inc.                                              2,124,800
70,649,600
----------------------------------------------------------------------------------
 Inco Ltd.(1)                                               783,800
14,010,425
----------------------------------------------------------------------------------
 Reliance Steel & Aluminum Co.                              180,000
3,712,500

------------

105,891,456

----------------------------------------------------------------------------------
 Paper--0.3%
 Pactiv Corp.(1)                                            416,900
4,585,900
----------------------------------------------------------------------------------
 Rayonier, Inc.                                             196,000
8,146,250
----------------------------------------------------------------------------------
 Westvaco Corp.                                             131,800
3,608,025
----------------------------------------------------------------------------------
 Weyerhaeuser Co.                                           825,100
38,212,444

------------

54,552,619

----------------------------------------------------------------------------------
 Capital Goods--9.2%
----------------------------------------------------------------------------------
 Aerospace/Defense--0.7%
 Boeing Co.                                               2,267,300
121,583,962
----------------------------------------------------------------------------------
 General Dynamics Corp.                                     109,600
6,897,950
----------------------------------------------------------------------------------
 L-3 Communications Holdings, Inc.(1)                        32,700
1,933,387

------------

130,415,299

----------------------------------------------------------------------------------
 Electrical Equipment--5.7%
 AVX Corp.                                                  813,000
24,339,187
----------------------------------------------------------------------------------
 Conexant Systems, Inc.(1)                                  546,500
20,322,969
----------------------------------------------------------------------------------
 Emerson Electric Co.                                       292,100
19,333,369
----------------------------------------------------------------------------------
 General Electric Co.                                    15,753,000
924,504,187
----------------------------------------------------------------------------------
 Integrated Device Technology, Inc.(1)                      619,300
54,343,575
----------------------------------------------------------------------------------
 Molex, Inc., Cl. A                                         598,300
24,006,787
----------------------------------------------------------------------------------
 Rockwell International Corp.                               790,500
31,965,844


14 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                          Market
Value
                                                                  Shares     See
Note 1
----------------------------------------------------------------------------------
 Electrical Equipment Continued
 SPX Corp.(1)                                               202,000 $
33,128,000
----------------------------------------------------------------------------------
 Symbol Technologies, Inc.                                  294,000
12,164,250
----------------------------------------------------------------------------------
 Vishay Intertechnology, Inc.(1)                            250,000
10,078,125

--------------

1,154,186,293

----------------------------------------------------------------------------------
 Industrial Services--0.1%
 Paychex, Inc.                                              658,550
29,387,794
----------------------------------------------------------------------------------
 Manufacturing--2.7%
 American Standard Cos., Inc.(1)                            780,000
36,123,750
----------------------------------------------------------------------------------
 Avery-Dennison Corp.                                       958,000
51,791,875
----------------------------------------------------------------------------------
 Ball Corp.                                                  30,300
1,049,137
----------------------------------------------------------------------------------
 Bemis Co., Inc.                                            168,700
5,651,450
----------------------------------------------------------------------------------
 Cooper Industries, Inc.                                    377,800
13,341,062
----------------------------------------------------------------------------------
 Corning, Inc.                                              150,500
49,354,594
----------------------------------------------------------------------------------
 Dover Corp.                                                984,200
48,102,775
----------------------------------------------------------------------------------
 Energizer Holdings, Inc.(1)                                 85,266
1,684,003
----------------------------------------------------------------------------------
 Honeywell International, Inc.                            1,144,500
44,134,781
----------------------------------------------------------------------------------
 Illinois Tool Works, Inc.                                  401,100
22,486,669
----------------------------------------------------------------------------------
 Kulicke & Soffa Industries, Inc.(1)                         55,200
1,003,950
----------------------------------------------------------------------------------
 Mark IV Industries, Inc.                                   650,000
14,543,750
----------------------------------------------------------------------------------
 Mettler-Toledo International, Inc.(1)                      264,000
12,490,500
----------------------------------------------------------------------------------
 Microchip Technology, Inc.(1)                              145,500
9,903,094
----------------------------------------------------------------------------------
 Miller (Herman), Inc.                                      254,400
8,124,900
----------------------------------------------------------------------------------
 Minnesota Mining & Manufacturing Co.                     1,732,200
161,094,600
----------------------------------------------------------------------------------
 Parker-Hannifin Corp.                                      183,000
6,370,687
----------------------------------------------------------------------------------
 PE Corp.-PE Biosystems Group                               249,000
24,495,375
----------------------------------------------------------------------------------
 United Technologies Corp.                                  400,300
24,993,731

--------------

536,740,683

----------------------------------------------------------------------------------
 Communication Services--3.5%
----------------------------------------------------------------------------------
 Telecommunications: Long Distance--1.8%
 ALLTEL Corp.                                               356,000
18,000,250
----------------------------------------------------------------------------------
 Broadcom Corp., Cl. A(1)                                    96,900
24,225,000
----------------------------------------------------------------------------------
 Brocade Communications Systems, Inc.(1)                    149,400
33,736,387
----------------------------------------------------------------------------------
 Comverse Technology, Inc.(1)                               192,000
17,652,000
----------------------------------------------------------------------------------
 Exodus Communications, Inc.(1)                             150,000
10,265,625
----------------------------------------------------------------------------------
 Qwest Communications International, Inc.(1)              1,016,400
52,471,650
----------------------------------------------------------------------------------
 Sprint Corp. (Fon Group)                                   642,500
21,523,750
----------------------------------------------------------------------------------
 Time Warner Telecom, Inc., Cl. A(1)                         44,000
2,857,250
----------------------------------------------------------------------------------
 Verizon Communications                                   4,046,710
176,537,724

--------------

357,269,636


15 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS  Continued


                                                                          Market
Value
                                                                  Shares     See
Note 1
----------------------------------------------------------------------------------
 Telephone Utilities--1.4%
 BellSouth Corp.                                          5,674,000
$211,711,125
----------------------------------------------------------------------------------
 BroadWing, Inc.(1)                                         159,000
4,442,062
----------------------------------------------------------------------------------
 SBC Communications, Inc.                                 1,481,900
61,869,325

------------

278,022,512

----------------------------------------------------------------------------------
 Telecommunications: Wireless--0.3%
 Amdocs Ltd.(1)                                             295,900
21,138,356
----------------------------------------------------------------------------------
 AT&T Wireless Group(1)                                     557,200
14,591,675
----------------------------------------------------------------------------------
 Sprint Corp. (PCS Group)(1)                                292,300
14,669,806

------------

50,399,837

----------------------------------------------------------------------------------
 Consumer Cyclicals--9.4%
----------------------------------------------------------------------------------
 Autos & Housing--0.9%
 ArvinMeritor, Inc.                                         130,000
2,145,000
----------------------------------------------------------------------------------
 Bandag, Inc.                                                51,000
1,660,687
----------------------------------------------------------------------------------
 Centex Construction Products, Inc.                          64,000
1,652,000
----------------------------------------------------------------------------------
 Delphi Automotive Systems Corp.                          1,008,100
16,570,644
----------------------------------------------------------------------------------
 Ford Motor Co.                                           1,988,626
48,099,891
----------------------------------------------------------------------------------
 Fortune Brands, Inc.                                       246,100
6,275,550
----------------------------------------------------------------------------------
 General Motors Corp.                                       511,354
36,913,367
----------------------------------------------------------------------------------
 Johnson Controls, Inc.                                     176,500
9,431,719
----------------------------------------------------------------------------------
 Lear Corp.(1)                                              650,000
14,015,625
----------------------------------------------------------------------------------
 NVR, Inc.(1)                                               110,000
8,085,000
----------------------------------------------------------------------------------
 Ryland Group, Inc. (The)                                   178,000
4,372,125
----------------------------------------------------------------------------------
 Southdown, Inc.                                            238,000
14,934,500
----------------------------------------------------------------------------------
 Toll Brothers, Inc.(1)                                     240,000
7,830,000
----------------------------------------------------------------------------------
 Vulcan Materials Co.                                       174,000
7,710,375
----------------------------------------------------------------------------------
 Webb (Del E.) Corp.(1)                                      79,100
1,769,862

------------

181,466,345

----------------------------------------------------------------------------------
 Consumer Services--0.4%
 Advo, Inc.(1)                                               80,000
3,275,000
----------------------------------------------------------------------------------
 Avis Group Holdings, Inc., Cl. A(1)                        750,000
23,062,500
----------------------------------------------------------------------------------
 Dun & Bradstreet Corp.                                      63,000
2,079,000
----------------------------------------------------------------------------------
 Harte-Hanks, Inc.                                          304,000
7,638,000
----------------------------------------------------------------------------------
 Interpublic Group of Cos., Inc.                            373,700
14,294,025
----------------------------------------------------------------------------------
 Omnicom Group, Inc.                                        261,300
21,802,219
----------------------------------------------------------------------------------
 Young & Rubicam, Inc.                                       92,700
5,422,950

------------

77,573,694


16 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                          Market
Value
                                                                  Shares     See
Note 1
----------------------------------------------------------------------------------
 Leisure & Entertainment--0.5%
 Brunswick Corp.                                            780,200   $
14,628,750
----------------------------------------------------------------------------------
 Harley-Davidson, Inc.                                      494,000
24,607,375
----------------------------------------------------------------------------------
 Marriott International, Inc., Cl. A                         95,000
3,752,500
----------------------------------------------------------------------------------
 MGM Mirage, Inc.                                           630,622
21,677,631
----------------------------------------------------------------------------------
 Park Place Entertainment Corp.(1)                        2,340,000
34,368,750

------------

99,035,006

----------------------------------------------------------------------------------
 Media--2.1%
 Deluxe Corp.                                                34,700
763,400
----------------------------------------------------------------------------------
 Dow Jones & Co., Inc.                                      279,200
17,467,450
----------------------------------------------------------------------------------
 Gannett Co., Inc.                                        1,195,900
67,717,837
----------------------------------------------------------------------------------
 Harland (John H.) Co.                                      200,000
2,925,000
----------------------------------------------------------------------------------
 Knight-Ridder, Inc.                                        367,600
20,080,150
----------------------------------------------------------------------------------
 McClatchy Co., Cl. A                                        24,100
863,081
----------------------------------------------------------------------------------
 McGraw-Hill, Inc.                                          333,300
20,643,769
----------------------------------------------------------------------------------
 New York Times Co., Cl. A                                  790,000
30,958,125
----------------------------------------------------------------------------------
 R.H. Donnelley Corp.(1)                                    190,000
3,990,000
----------------------------------------------------------------------------------
 Readers Digest Assn., Inc. (The), Cl. A                    893,000
34,380,500
----------------------------------------------------------------------------------
 Snyder Communications, Inc.(1)                             105,000
2,874,375
----------------------------------------------------------------------------------
 Time Warner, Inc.                                        2,095,718
179,183,889
----------------------------------------------------------------------------------
 Tribune Co.                                                526,800
18,800,175
----------------------------------------------------------------------------------
 USA Networks, Inc.(1)                                    1,260,000
30,318,750

------------

430,966,501

----------------------------------------------------------------------------------
 Retail: General--2.7%
 Kohl's Corp.(1)                                            136,500
7,644,000
----------------------------------------------------------------------------------
 May Department Stores Co.                                  656,800
15,065,350
----------------------------------------------------------------------------------
 Sears Roebuck & Co.                                        570,700
17,798,706
----------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                   10,606,300
503,136,356

------------

543,644,412

----------------------------------------------------------------------------------
 Retail: Specialty--2.4%
 Ann Taylor Stores Corp.(1)                                 217,200
7,819,200
----------------------------------------------------------------------------------
 Best Buy Co., Inc.(1)                                      790,000
48,782,500
----------------------------------------------------------------------------------
 BJ's Wholesale Club, Inc.(1)                               217,000
7,350,875
----------------------------------------------------------------------------------
 Home Depot, Inc.                                         6,165,400
296,324,537
----------------------------------------------------------------------------------
 Limited, Inc.                                            1,800,000
36,000,000
----------------------------------------------------------------------------------
 Payless ShoeSource, Inc.(1)                                 10,315
550,563
----------------------------------------------------------------------------------
 Ross Stores, Inc.                                          728,000
11,011,000
----------------------------------------------------------------------------------
 Target Corp.                                               725,700
16,872,525
----------------------------------------------------------------------------------
 Tiffany & Co.                                              696,000
28,971,000
----------------------------------------------------------------------------------
 Zale Corp.(1)                                              500,000
18,468,750

------------

472,150,950


17 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS  Continued


                                                                          Market
Value
                                                                  Shares     See
Note 1
----------------------------------------------------------------------------------
 Textile/Apparel & Home Furnishings--0.4%
 Jones Apparel Group, Inc.(1)                             1,975,059   $
48,388,945
----------------------------------------------------------------------------------
 Linens 'N Things, Inc.(1)                                  200,000
5,400,000
----------------------------------------------------------------------------------
 Liz Claiborne, Inc.                                        282,200
12,399,162
----------------------------------------------------------------------------------
 Mohawk Industries, Inc.(1)                                 133,100
3,161,125
----------------------------------------------------------------------------------
 Too, Inc.(1)                                               128,574
3,166,135
----------------------------------------------------------------------------------
 VF Corp.                                                    64,000
1,464,000

------------

73,979,367

----------------------------------------------------------------------------------
 Consumer Staples--4.0%
----------------------------------------------------------------------------------
 Beverages--0.8%
 Adolph Coors Co., Cl. B                                    104,000
6,194,500
----------------------------------------------------------------------------------
 Anheuser-Busch Cos., Inc.                                1,601,300
126,202,456
----------------------------------------------------------------------------------
 Brown-Forman Corp., Cl. B                                   30,000
1,590,000
----------------------------------------------------------------------------------
 Canandaigua Brands, Inc., Cl. A(1)                          72,000
3,879,000
----------------------------------------------------------------------------------
 PepsiCo, Inc.                                              573,100
24,428,387
----------------------------------------------------------------------------------
 Seagram Co. Ltd. (The)                                     104,800
6,307,650

------------

168,601,993

----------------------------------------------------------------------------------
 Broadcasting--0.4%
 AT&T Corp.-Liberty Media Corp., Cl. A(1)                 2,808,800
60,038,100
----------------------------------------------------------------------------------
 Comcast Corp., Cl. A Special(1)                            264,800
9,863,800
----------------------------------------------------------------------------------
 Univision Communications, Inc., Cl. A(1)                   262,500
11,582,812
----------------------------------------------------------------------------------
 ValueVision International, Inc., Cl. A(1)                   87,800
2,573,637

------------

84,058,349

----------------------------------------------------------------------------------
 Entertainment--0.9%
 Brinker International, Inc.(1)                             350,000
11,112,500
----------------------------------------------------------------------------------
 Darden Restaurants, Inc.                                   488,300
8,636,806
----------------------------------------------------------------------------------
 Disney (Walt) Co.                                        1,768,200
68,849,287
----------------------------------------------------------------------------------
 Ruby Tuesday, Inc.                                         588,000
7,350,000
----------------------------------------------------------------------------------
 Ryan's Family Steak Houses, Inc.(1)                        100,000
812,500
----------------------------------------------------------------------------------
 Viacom, Inc., Cl. B1                                     1,301,848
87,630,643
----------------------------------------------------------------------------------
 Wendy's International, Inc.                                320,400
6,047,550

------------

190,439,286

----------------------------------------------------------------------------------
 Food--0.4%
 Agribrands International, Inc.(1)                          137,960
5,483,910
----------------------------------------------------------------------------------
 ConAgra, Inc.                                              546,800
10,013,275
----------------------------------------------------------------------------------
 Heinz (H.J.) Co.                                           280,000
10,675,000
----------------------------------------------------------------------------------
 Quaker Oats Co.                                            114,000
7,744,875
----------------------------------------------------------------------------------
 Ralston Purina Co.                                         255,800
5,787,475
----------------------------------------------------------------------------------
 Sysco Corp.                                              1,032,900
43,704,581

------------

83,409,116


18 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                          Market
Value
                                                                  Shares     See
Note 1
----------------------------------------------------------------------------------
 Food & Drug Retailers--0.2%
 CVS Corp.                                                  233,000   $
8,650,125
----------------------------------------------------------------------------------
 Walgreen Co.                                               830,900
27,315,837

------------

35,965,962

----------------------------------------------------------------------------------
 Household Goods--1.0%
 Clorox Co. (The)                                           110,400
3,995,100
----------------------------------------------------------------------------------
 Colgate-Palmolive Co.                                    1,150,000
58,578,125
----------------------------------------------------------------------------------
 Kimberly-Clark Corp.                                     2,448,700
143,248,950

------------

205,822,175

----------------------------------------------------------------------------------
 Tobacco--0.3%
 R.J. Reynolds Tobacco Holdings, Inc.                     1,400,000
50,225,000
----------------------------------------------------------------------------------
 Energy--14.9%
----------------------------------------------------------------------------------
 Energy Services--3.1%
 Anadarko Petroleum Corp.                                    66,885
4,399,026
----------------------------------------------------------------------------------
 BJ Services Co.(1)                                          97,000
6,499,000
----------------------------------------------------------------------------------
 Cabot Oil & Gas Corp., Cl. A                               300,000
6,000,000
----------------------------------------------------------------------------------
 Coastal Corp.                                              209,700
14,443,087
----------------------------------------------------------------------------------
 Constellation Energy Group, Inc.                           121,900
4,662,675
----------------------------------------------------------------------------------
 Cooper Cameron Corp.(1)                                     69,500
5,407,969
----------------------------------------------------------------------------------
 ENSCO International, Inc.                                3,860,000
153,917,500
----------------------------------------------------------------------------------
 Global Marine, Inc.(1)                                   3,500,000
113,093,750
----------------------------------------------------------------------------------
 Nabors Industries, Inc.(1)                               1,685,000
80,142,812
----------------------------------------------------------------------------------
 Noble Drilling Corp.(1)                                  2,600,000
126,100,000
----------------------------------------------------------------------------------
 Santa Fe International Corp.                             1,926,400
75,731,600
----------------------------------------------------------------------------------
 Schlumberger Ltd.                                          340,300
29,031,844
----------------------------------------------------------------------------------
 Seacor Holdings, Inc.(1)                                   270,000
12,301,875

------------

631,731,138

----------------------------------------------------------------------------------
 Oil: Domestic--7.9%
 Amerada Hess Corp.                                         396,700
27,149,156
----------------------------------------------------------------------------------
 Apache Corp.                                               754,400
47,527,200
----------------------------------------------------------------------------------
 Brown (Tom), Inc.(1)                                     1,666,000
36,235,500
----------------------------------------------------------------------------------
 Chevron Corp.                                            2,091,300
176,714,850
----------------------------------------------------------------------------------
 Chieftain International, Inc.(1,2)                       1,455,100
31,284,650
----------------------------------------------------------------------------------
 Conoco, Inc., Cl. A                                        415,000
10,452,812
----------------------------------------------------------------------------------
 Conoco, Inc., Cl. B                                        608,300
15,891,837
----------------------------------------------------------------------------------
 Devon Energy Corp.                                       1,037,700
60,770,306
----------------------------------------------------------------------------------
 EOG Resources, Inc.                                      1,741,300
66,604,725
----------------------------------------------------------------------------------
 Exxon Mobil Corp.                                        7,012,948
572,431,880
----------------------------------------------------------------------------------
 Frontier Oil Corp.(1,2)                                  2,554,000
18,197,250
----------------------------------------------------------------------------------
 Kerr-McGee Corp.                                           692,000
43,725,750
----------------------------------------------------------------------------------
 Murphy Oil Corp.                                         1,125,000
75,093,750


19 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS  Continued


                                                                          Market
Value
                                                                  Shares     See
Note 1
----------------------------------------------------------------------------------
 Oil: Domestic Continued
 Newfield Exploration Co.(1)                                622,700 $
26,931,775
----------------------------------------------------------------------------------
 Noble Affiliates, Inc.                                     380,000
14,725,000
----------------------------------------------------------------------------------
 Occidental Petroleum Corp.                                 852,700
18,439,637
----------------------------------------------------------------------------------
 Phillips Petroleum Co.                                     800,200
49,512,375
----------------------------------------------------------------------------------
 Stone Energy Corp.(1)                                      395,800
23,673,788
----------------------------------------------------------------------------------
 Texaco, Inc.                                             1,711,100
88,121,650
----------------------------------------------------------------------------------
 Tosco Corp.                                                638,800
19,483,400
----------------------------------------------------------------------------------
 Unocal Corp.                                               124,600
4,158,525
----------------------------------------------------------------------------------
 USX-Marathon Group                                         109,500
3,004,406
----------------------------------------------------------------------------------
 Vastar Resources, Inc.                                   1,839,400
152,210,350

--------------

1,582,340,572

----------------------------------------------------------------------------------
 Oil: International--3.9%
 Anderson Exploration Ltd.(1)                             3,706,725
77,542,867
----------------------------------------------------------------------------------
 Beau Canada Exploration Ltd.(1)                          3,917,900
4,224,223
----------------------------------------------------------------------------------
 Berkley Petroleum Corp.(1)                               4,040,100
23,834,590
----------------------------------------------------------------------------------
 Canadian 88 Energy Corp.(2)                              9,943,300
22,789,960
----------------------------------------------------------------------------------
 Canadian Hunter Exploration Ltd.(1)                        844,200
20,894,623
----------------------------------------------------------------------------------
 Canadian Hunter Exploration Ltd.(1)                      2,062,100
51,038,618
----------------------------------------------------------------------------------
 Canadian Natural Resources Ltd.(1)                       2,542,690
81,899,895
----------------------------------------------------------------------------------
 Encal Energy Ltd.(1)                                     2,511,200
15,836,550
----------------------------------------------------------------------------------
 Genoil, Inc.(1)                                          2,611,933
265,674
----------------------------------------------------------------------------------
 Paramount Resources Ltd.                                 1,636,200
14,146,301
----------------------------------------------------------------------------------
 Renaissance Energy Ltd.(1)                               1,226,211
11,349,956
----------------------------------------------------------------------------------
 Rio Alto Exploration Ltd.(1)                             1,500,150
29,805,652
----------------------------------------------------------------------------------
 Royal Dutch Petroleum Co., NY Shares                     6,012,400
367,883,725
----------------------------------------------------------------------------------
 Talisman Energy, Inc.(1)                                 1,989,800
66,722,459

--------------

788,235,093

----------------------------------------------------------------------------------
 Financial--8.8%
----------------------------------------------------------------------------------
 Banks--0.8%
 Bank of New York Co., Inc. (The)                           158,000
8,285,125
----------------------------------------------------------------------------------
 BB&T Corp.                                                 226,500
6,129,656
----------------------------------------------------------------------------------
 Firstar Corp.                                              175,000
4,178,125
----------------------------------------------------------------------------------
 FleetBoston Financial Corp.                                369,800
15,785,838
----------------------------------------------------------------------------------
 Mellon Financial Corp.                                     193,500
8,755,875
----------------------------------------------------------------------------------
 Northern Trust Corp.                                        56,900
4,797,381
----------------------------------------------------------------------------------
 Old Kent Financial Corp.                                   352,170
10,322,983
----------------------------------------------------------------------------------
 State Street Corp.                                         138,800
16,343,700
----------------------------------------------------------------------------------
 Wachovia Corp.                                             133,800
7,668,413
----------------------------------------------------------------------------------
 Wells Fargo Co.                                          1,924,300
83,105,706

--------------

165,372,802


20 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                          Market
Value
                                                                  Shares     See
Note 1
----------------------------------------------------------------------------------
 Diversified Financial--5.5%
 Bear Stearns Cos., Inc.                                     98,000 $
6,572,125
----------------------------------------------------------------------------------
 Citigroup, Inc.                                         10,900,800
636,334,200
----------------------------------------------------------------------------------
 Convergys Corp.(1)                                          61,000
2,386,625
----------------------------------------------------------------------------------
 Fannie Mae                                                 812,400
43,666,500
----------------------------------------------------------------------------------
 Goldman Sachs Group, Inc. (The)                            413,100
52,902,619
----------------------------------------------------------------------------------
 Household International, Inc.                              300,000
14,400,000
----------------------------------------------------------------------------------
 Lehman Brothers Holdings, Inc.                             412,400
59,798,000
----------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                                  140,000
20,300,000
----------------------------------------------------------------------------------
 MGIC Investment Corp.                                      454,200
26,712,638
----------------------------------------------------------------------------------
 Morgan Stanley Dean Witter & Co.                         1,631,200
175,455,950
----------------------------------------------------------------------------------
 PaineWebber Group, Inc.                                    154,300
11,032,450
----------------------------------------------------------------------------------
 PMI Group, Inc. (The)                                      957,000
59,334,000
----------------------------------------------------------------------------------
 SEI Investments Co.                                         84,000
5,334,000

--------------

1,114,229,107

----------------------------------------------------------------------------------
 Insurance--2.3%
 AFLAC, Inc.                                                422,500
22,815,000
----------------------------------------------------------------------------------
 Allmerica Financial Corp.                                  582,400
35,453,600
----------------------------------------------------------------------------------
 American International Group, Inc.                       2,012,550
179,368,519
----------------------------------------------------------------------------------
 AXA Financial, Inc.                                      1,893,400
97,983,450
----------------------------------------------------------------------------------
 Chubb Corp.                                                 82,000
6,278,125
----------------------------------------------------------------------------------
 Cigna Corp.                                                675,400
65,682,650
----------------------------------------------------------------------------------
 Cincinnati Financial Corp.                                 264,000
10,263,000
----------------------------------------------------------------------------------
 Hartford Financial Services Group, Inc.                     42,100
2,804,913
----------------------------------------------------------------------------------
 Jefferson-Pilot Corp.                                      510,500
33,788,719
----------------------------------------------------------------------------------
 Radian Group, Inc.                                          47,530
2,952,801
----------------------------------------------------------------------------------
 St. Paul Cos., Inc.                                        228,200
10,868,025

--------------

468,258,802

----------------------------------------------------------------------------------
 Savings & Loans--0.2%
 Dime Bancorp, Inc.                                         500,000
9,187,500
----------------------------------------------------------------------------------
 Golden State Bancorp, Inc.                               1,000,000
20,125,000
----------------------------------------------------------------------------------
 Golden West Financial Corp.                                245,900
11,710,988

--------------

41,023,488


21 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS  Continued


                                                                          Market
Value
                                                                  Shares     See
Note 1
----------------------------------------------------------------------------------
 Healthcare--7.6%
----------------------------------------------------------------------------------
 Healthcare/Drugs--7.2%
 Alpharma, Inc., Cl. A                                       88,900 $
5,033,963
----------------------------------------------------------------------------------
 American Home Products Corp.                             1,015,600
55,032,825
----------------------------------------------------------------------------------
 Amgen, Inc.(1)                                           2,939,300
222,835,681
----------------------------------------------------------------------------------
 Andrx Corp.(1)                                             540,000
46,980,000
----------------------------------------------------------------------------------
 Bristol-Myers Squibb Co.                                 1,348,500
71,470,500
----------------------------------------------------------------------------------
 Chiron Corp.(1)                                            271,600
14,683,375
----------------------------------------------------------------------------------
 Forest Laboratories, Inc.(1)                                64,300
6,293,363
----------------------------------------------------------------------------------
 Genentech, Inc.(1)                                          92,500
17,621,250
----------------------------------------------------------------------------------
 HCA-Healthcare Corp. (The)                                 696,100
24,015,450
----------------------------------------------------------------------------------
 Immunex Corp.(1)                                           131,000
6,582,750
----------------------------------------------------------------------------------
 IVAX Corp.(1)                                              205,200
7,105,050
----------------------------------------------------------------------------------
 Johnson & Johnson                                        1,176,400
108,155,275
----------------------------------------------------------------------------------
 Lilly (Eli) & Co.                                          353,700
25,820,100
----------------------------------------------------------------------------------
 Mallinckrodt, Inc.                                          30,800
1,387,925
----------------------------------------------------------------------------------
 Merck & Co., Inc.                                        4,568,600
319,230,925
----------------------------------------------------------------------------------
 Pfizer, Inc.                                             7,615,225
329,358,481
----------------------------------------------------------------------------------

 Pharmacia Corp.                                          1,515,900
88,774,894
----------------------------------------------------------------------------------
 Schering-Plough Corp.                                    1,371,100
55,015,388
----------------------------------------------------------------------------------
 Sepracor, Inc.(1)                                           37,700
4,147,000
----------------------------------------------------------------------------------
 Trigon Healthcare, Inc.(1)                                 300,000
15,487,500
----------------------------------------------------------------------------------
 UnitedHealth Group, Inc.                                   221,200
20,903,400

--------------

1,445,935,095

----------------------------------------------------------------------------------
 Healthcare/Supplies & Services--0.4%
 Alberto-Culver Co., Cl. B                                   74,900
2,120,606
----------------------------------------------------------------------------------
 Allergan, Inc.                                             130,500
9,542,813
----------------------------------------------------------------------------------
 Biomet, Inc.                                               118,000
3,989,875
----------------------------------------------------------------------------------
 Lincare Holdings, Inc.(1)                                  160,000
4,080,000
----------------------------------------------------------------------------------
 Medtronic, Inc.                                            771,600
39,544,500
----------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc.(1)                          57,000
3,074,438
----------------------------------------------------------------------------------
 PerkinElmer, Inc.                                          154,000
13,850,375
----------------------------------------------------------------------------------
 Tenet Healthcare Corp.(1)                                  402,400
12,474,400

--------------

88,677,007

----------------------------------------------------------------------------------
 Technology--31.8%
----------------------------------------------------------------------------------
 Computer Hardware--6.8%
 3Com Corp.(1)                                               67,400
1,120,525
----------------------------------------------------------------------------------
 Agilent Technologies, Inc.(1)                              209,597
12,641,319
----------------------------------------------------------------------------------
 Apple Computer, Inc.(1)                                  1,324,800
80,730,000
----------------------------------------------------------------------------------
 Compaq Computer Corp.                                    1,826,400
62,211,750
----------------------------------------------------------------------------------
 Dell Computer Corp.(1)                                   2,744,200
119,715,725
----------------------------------------------------------------------------------
 EMC Corp.(1)                                               380,400
37,279,200


22 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                          Market
Value
                                                                  Shares     See
Note 1
----------------------------------------------------------------------------------
 Computer Hardware Continued
 Gateway, Inc.(1)                                           393,100 $
26,770,110
----------------------------------------------------------------------------------
 Hewlett-Packard Co.                                      1,848,500
223,206,375
----------------------------------------------------------------------------------
 International Business Machines Corp.                    1,257,600
166,003,200
----------------------------------------------------------------------------------
 Juniper Networks, Inc.(1)                                  154,700
33,067,125
----------------------------------------------------------------------------------
 KLA Instruments Corp.(1)                                   663,600
43,548,750
----------------------------------------------------------------------------------
 Lexmark International, Inc., Cl. A(1)                       85,800
5,818,313
----------------------------------------------------------------------------------
 NCR Corp.(1)                                               120,900
4,881,338
----------------------------------------------------------------------------------
 Network Appliance, Inc.(1)                                 677,700
79,290,900
----------------------------------------------------------------------------------
 Redback Networks, Inc.(1)                                   86,200
12,876,125
----------------------------------------------------------------------------------
 Seagate Technology, Inc.(1)                                903,300
53,633,438
----------------------------------------------------------------------------------
 Sun Microsystems, Inc.(1)                                3,218,900
408,599,119

--------------

1,371,393,312

----------------------------------------------------------------------------------
 Computer Services--1.0%
 Applied Micro Circuits Corp.(1)                             58,200
11,810,963
----------------------------------------------------------------------------------
 Ariba, Inc.(1)                                             142,100
22,362,988
----------------------------------------------------------------------------------
 Automatic Data Processing, Inc.                          1,358,300
80,988,638
----------------------------------------------------------------------------------
 DST Systems, Inc.(1)                                       100,000
9,400,000
----------------------------------------------------------------------------------
 First Data Corp.                                         1,167,000
55,651,313
----------------------------------------------------------------------------------
 Vignette Corp.(1)                                          380,300
14,498,938

--------------

194,712,840

----------------------------------------------------------------------------------
 Computer Software--5.3%
 Adobe Systems, Inc.                                        509,300
66,209,000
----------------------------------------------------------------------------------
 BEA Systems, Inc.(1)                                       513,900
34,977,319
----------------------------------------------------------------------------------
 BroadVision, Inc.(1)                                       159,500
5,502,750
----------------------------------------------------------------------------------
 Computer Associates International, Inc.                    539,300
17,122,775
----------------------------------------------------------------------------------
 Computer Sciences Corp.(1)                                 208,400
16,476,625
----------------------------------------------------------------------------------
 eBay, Inc.(1)                                              125,000
7,750,000
----------------------------------------------------------------------------------
 i2 Technologies, Inc.(1)                                   221,200
37,424,275
----------------------------------------------------------------------------------
 Oracle Corp.(1)                                          5,089,200
462,799,125
----------------------------------------------------------------------------------
 Peoplesoft, Inc.(1)                                        408,300
13,167,675
----------------------------------------------------------------------------------
 Portal Software, Inc.(1)                                   137,800
7,613,450
----------------------------------------------------------------------------------
 Rational Software Corp.(1)                                 168,700
21,709,581
----------------------------------------------------------------------------------
 Siebel Systems, Inc.(1)                                    322,900
63,873,656
----------------------------------------------------------------------------------
 Software.com, Inc.(1)                                       44,000
6,404,750
----------------------------------------------------------------------------------
 Symantec Corp.(1)                                           75,000
3,660,938
----------------------------------------------------------------------------------
 TIBCO Software, Inc.(1)                                    215,100
21,926,756
----------------------------------------------------------------------------------
 VeriSign, Inc.(1)                                          424,000
84,323,000
----------------------------------------------------------------------------------
 Veritas Software Corp.(1)                                  873,000
105,251,063
----------------------------------------------------------------------------------
 Yahoo!, Inc.(1)                                            667,300
81,076,950

--------------

1,057,269,688


23 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS  Continued


                                                                          Market
Value
                                                                  Shares     See
Note 1
----------------------------------------------------------------------------------
 Communications Equipment--5.6%
 ADC Telecommunications, Inc.(1)                          1,327,600 $
54,348,625
----------------------------------------------------------------------------------
 CIENA Corp.(1)                                             325,700
72,203,619
----------------------------------------------------------------------------------
 Cisco Systems, Inc.(1)                                  10,000,000
686,250,000
----------------------------------------------------------------------------------
 Nortel Networks Corp.                                    3,212,000
261,978,750
----------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                                   331,400
25,828,488
----------------------------------------------------------------------------------
 Tellabs, Inc.(1)                                           275,000
15,451,563

--------------

1,116,061,045

----------------------------------------------------------------------------------
 Electronics--12.9%
 Advanced Micro Devices, Inc.(1)                            763,400
28,722,925
----------------------------------------------------------------------------------
 Altera Corp.(1)                                            918,600
59,536,763
----------------------------------------------------------------------------------
 Analog Devices, Inc.(1)                                  1,100,000
110,550,000
----------------------------------------------------------------------------------
 Applied Materials, Inc.(1)                               2,014,300
173,859,269
----------------------------------------------------------------------------------
 Atmel Corp.(1)                                           1,060,600
21,212,000
----------------------------------------------------------------------------------
 Cypress Semiconductor Corp.(1)                             896,400
44,315,775
----------------------------------------------------------------------------------
 General Motors Corp., Cl. H(1)                             787,082
26,072,091
----------------------------------------------------------------------------------
 GlobeSpan, Inc.(1)                                         108,300
13,043,381
----------------------------------------------------------------------------------
 Intel Corp.                                             17,578,600
1,316,197,675
----------------------------------------------------------------------------------
 Lam Research Corp.(1)                                      695,000
20,936,875
----------------------------------------------------------------------------------
 Lattice Semiconductor Corp.(1)                             400,000
31,150,000
----------------------------------------------------------------------------------
 Linear Technology Corp.                                    672,700
48,392,356
----------------------------------------------------------------------------------
 LSI Logic Corp.(1)                                         723,100
25,986,406
----------------------------------------------------------------------------------
 Maxim Integrated Products, Inc.(1)                         386,400
33,882,450
----------------------------------------------------------------------------------
 Micron Technology, Inc.(1)                                 600,500
49,090,875
----------------------------------------------------------------------------------
 Motorola, Inc.                                           1,624,900
58,597,956
----------------------------------------------------------------------------------
 National Semiconductor Corp.(1)                            702,900
31,279,050
----------------------------------------------------------------------------------
 Novellus Systems, Inc.(1)                                  157,000
9,665,313
----------------------------------------------------------------------------------
 PMC-Sierra, Inc.(1)                                        192,900
45,524,400
----------------------------------------------------------------------------------
 QLogic Corp.(1)                                            400,000
45,400,000
----------------------------------------------------------------------------------
 RF Micro Devices, Inc.(1)                                  190,000
8,478,750
----------------------------------------------------------------------------------
 SDL, Inc.(1)                                               239,000
94,957,688
----------------------------------------------------------------------------------
 Teradyne, Inc.(1)                                          457,600
29,658,200
----------------------------------------------------------------------------------
 Texas Instruments, Inc.                                  2,314,300
154,913,456
----------------------------------------------------------------------------------
 Waters Corp.(1)                                            402,400
32,015,950
----------------------------------------------------------------------------------
 Xilinx, Inc.(1)                                          1,000,000
88,875,000

--------------

2,602,314,604

----------------------------------------------------------------------------------
 Photography--0.2%
 Eastman Kodak Co.                                          682,700
42,498,075


24 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                                          Market
Value
                                                                  Shares     See
Note 1
----------------------------------------------------------------------------------
 Transportation--0.6%
----------------------------------------------------------------------------------
 Air Transportation--0.4%
 Continental Airlines, Inc., Cl. B(1)                     1,358,478   $
65,376,754
----------------------------------------------------------------------------------
 Delta Air Lines, Inc.                                      154,800
7,662,600
----------------------------------------------------------------------------------
 Southwest Airlines Co.                                     127,500
2,884,688
----------------------------------------------------------------------------------
 UAL Corp.                                                   97,000
4,631,750

------------

80,555,792

----------------------------------------------------------------------------------
 Railroads & Truckers--0.2%
 Union Pacific Corp.                                        719,600
28,604,100
----------------------------------------------------------------------------------
 XTRA Corp.(1)                                              254,800
11,306,750
----------------------------------------------------------------------------------
 Yellow Corp.(1)                                            125,000
1,906,250

------------

41,817,100

----------------------------------------------------------------------------------
 Shipping--0.0%
 United Parcel Service, Inc., Cl. B                          99,400
5,510,488
----------------------------------------------------------------------------------
 Utilities--2.6%
----------------------------------------------------------------------------------
 Electric Utilities--1.9%
 AES Corp. (The)1                                           230,000
14,662,500
----------------------------------------------------------------------------------
 Allegheny Energy, Inc.                                      67,300
2,414,388
----------------------------------------------------------------------------------
 Ameren Corp.                                               337,100
13,631,481
----------------------------------------------------------------------------------
 American Electric Power Co., Inc.                          162,000
5,710,500
----------------------------------------------------------------------------------
 Calpine Corp.(1)                                           327,000
32,373,000
----------------------------------------------------------------------------------
 Conectiv, Inc.                                             146,000
2,591,500
----------------------------------------------------------------------------------
 Dominion Resources, Inc.                                   313,300
16,604,900
----------------------------------------------------------------------------------
 DTE Energy Co.                                             352,000
12,232,000
----------------------------------------------------------------------------------
 Duke Energy Corp.                                           88,900
6,650,831
----------------------------------------------------------------------------------
 Energy East Corp.                                          290,000
6,579,375
----------------------------------------------------------------------------------
 Entergy Corp.                                              317,800
9,673,038
----------------------------------------------------------------------------------
 FirstEnergy Corp.                                          169,200
4,187,700
----------------------------------------------------------------------------------
 Florida Progress Corp.                                     700,000
36,312,500
----------------------------------------------------------------------------------
 IPALCO Enterprises, Inc.                                   408,200
9,516,163
----------------------------------------------------------------------------------
 Northeast Utilities Co.                                    264,000
6,006,000
----------------------------------------------------------------------------------
 NSTAR                                                      110,742
4,658,085
----------------------------------------------------------------------------------
 Peco Energy Co.                                            890,400
42,906,150
----------------------------------------------------------------------------------
 PG&E Corp.                                                 681,700
19,726,694
----------------------------------------------------------------------------------
 PPL Corp.                                                  547,800
18,351,300
----------------------------------------------------------------------------------
 Public Service Enterprise Group, Inc.                    1,160,000
42,050,000
----------------------------------------------------------------------------------
 Reliant Energy, Inc.                                        55,000
2,041,875
----------------------------------------------------------------------------------
 Southern Co.                                               540,000
16,166,250
----------------------------------------------------------------------------------
 TXU Corp.                                                  177,700
6,208,394
----------------------------------------------------------------------------------
 Unicom Corp.                                             1,017,000
46,464,188

------------

377,718,812


25 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


STATEMENT OF INVESTMENTS  Continued


                                                                          Market
Value
                                                         Shares         See
Note 1
----------------------------------------------------------------------------------
 Gas Utilities--0.7%
 Dynegy, Inc.                                           760,400    $
34,218,000
----------------------------------------------------------------------------------
 Enron Corp.                                          1,100,700
93,421,913
----------------------------------------------------------------------------------
 NICOR, Inc.                                             45,500
1,677,813
----------------------------------------------------------------------------------
 Sempra Energy                                          137,124
2,673,918

---------------

131,991,644

---------------
 Total Common Stocks (Cost $13,362,116,054)
18,905,553,481

==================================================================================
 Preferred Stocks--0.1%

 Tesoro Petroleum Corp., 7.25% Cv., Non-Vtg.
 (Cost $17,531,250)                                   1,100,000
11,825,000

                                                      Principal
                                                         Amount
==================================================================================
 U.S. Government Obligations--0.6%

 U.S. Treasury Nts., 5.875%, 10/31/01
 (Cost $118,825,301)                               $119,600,000
119,002,000

==================================================================================
 Short-Term Notes--4.4%

 CIESCO LP, 6.51%, 9/5/00                            30,000,000
29,978,300
----------------------------------------------------------------------------------
 CIESCO LP, 6.51%, 9/19/00                           50,000,000
49,837,250
----------------------------------------------------------------------------------
 CIT Group, Inc., 6.49%, 10/17/00                    50,000,000
49,585,361
----------------------------------------------------------------------------------
 CIT Group, Inc., 6.50%, 10/19/00                    50,000,000
49,566,667
----------------------------------------------------------------------------------
 CIT Group, Inc., 6.51%, 9/13/00                     50,000,000
49,891,500
----------------------------------------------------------------------------------
 Coca-Cola Enterprises, Inc., 6.60%, 9/14/00         50,000,000
49,882,820
----------------------------------------------------------------------------------
 Corporate Receivables Corp., 6.49%, 9/28/00         50,000,000
49,756,625
----------------------------------------------------------------------------------
 Corporate Receivables Corp., 6.50%, 9/22/00         50,000,000
49,810,417
----------------------------------------------------------------------------------
 GE Capital International Funding, Inc.,
 6.51%, 9/8/00                                       50,000,000
49,936,708
----------------------------------------------------------------------------------
 Heller Financial, Inc., 6.58%, 9/27/00              50,000,000
49,762,389
----------------------------------------------------------------------------------
 Heller Financial, Inc., 6.59%, 10/10/00             25,000,000
24,821,521
----------------------------------------------------------------------------------
 Heller Financial, Inc., 6.61%, 9/15/00              50,000,000
49,871,472
----------------------------------------------------------------------------------
 Hertz Corp., 6.57%, 9/13/00                         50,000,000
49,891,667
----------------------------------------------------------------------------------
 Household Finance Corp., 6.48%, 10/10/00            50,000,000
49,649,000
----------------------------------------------------------------------------------
 Household Finance Corp., 6.51%, 9/14/00             50,000,000
49,882,458
----------------------------------------------------------------------------------
 Household Finance Corp., 6.51%, 9/20/00             50,000,000
49,828,208
----------------------------------------------------------------------------------
 Lucent Technologies, Inc., 6.51%, 9/11/00           50,000,000
49,909,583
----------------------------------------------------------------------------------
 Lucent Technologies, Inc., 6.51%, 9/19/00           42,000,000
41,863,290
----------------------------------------------------------------------------------
 SBC Communications, Inc., 6.50%, 9/18/00            50,000,000
49,846,528

------------
 Total Short-Term Notes (Cost $893,571,764)
893,571,764


26 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND


                                                      Principal       Market
Value
                                                         Amount         See
Note 1
==================================================================================
 Repurchase Agreements--1.6%

 Repurchase agreement with PaineWebber, Inc., 6.57%,
 dated 8/31/00, to be repurchased at $320,942,561 on
 9/1/00, collateralized by U.S. Treasury Bonds,
 5.25%-6.75%, 8/15/26-11/15/28, with a value of
 $134,478,929, U.S. Treasury Nts., 6.125%-6.625%,
 3/31/01-8/15/07, with a value of $163,244,059 and
 U.S. Treasury Bills, 8/31/01, with a value of
 $30,181,075 (Cost $320,884,000)                   $320,884,000    $
320,884,000
----------------------------------------------------------------------------------
 Total Investments, at Value (Cost $14,712,928,369)       100.7%
20,250,836,245
----------------------------------------------------------------------------------
 Liabilities in Excess of Other Assets                     (0.7)
(144,996,403)

-------------------------------
 Net Assets                                               100.0%
$20,105,839,842

===============================


Footnotes to Statement of Investments

1. Non-income-producing security.
2. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended August 31, 2000. The aggregate fair value of securities of affiliated companies held by the Fund as of August 31, 2000, amounts to $72,271,860. Transactions during the period in which the issuer was an affiliate are as follows:

                                     Shares
Shares
                                 August 31,       Gross       Gross  August
31,   Dividend
                                       1999   Additions  Reductions
2000     Income
------------------------------------------------------------------------------------------
 Canadian 88 Energy Corp.         9,943,300          --          --
9,943,300   $419,871
 Chieftain International, Inc.    1,283,100     307,000     135,000
1,455,100         --
 Frontier Oil Corp.               2,396,500     157,500          --
2,554,000         --

--------

$419,871

========


See accompanying Notes to Financial Statements.


27 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES  August 31, 2000


==================================================================================
 Assets

 Investments, at value--see accompanying statement:
 Unaffiliated companies (cost $14,640,155,228)
$20,178,564,385
 Affiliated companies (cost $72,773,141)
72,271,860

---------------

20,250,836,245
----------------------------------------------------------------------------------
 Cash
407,995
----------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold
206,848,520
 Shares of capital stock sold
27,225,537
 Interest and dividends
25,289,281
 Other
2,049,491

---------------
 Total assets
20,512,657,069

==================================================================================
 Liabilities

 Payables and other liabilities:
 Investments purchased
355,542,096
 Shares of capital stock redeemed
30,659,592
 Distribution and service plan fees
8,043,438
 Transfer and shareholder servicing agent fees
7,920,171
 Directors' compensation
38,269
 Other
4,613,661

---------------
 Total liabilities
406,817,227

==================================================================================
 Net Assets
$20,105,839,842

===============

==================================================================================
 Composition of Net Assets

 Par value of shares of capital stock                              $
4,474,933
----------------------------------------------------------------------------------
 Additional paid-in capital
13,823,383,572
----------------------------------------------------------------------------------
 Undistributed net investment income
24,930,155
----------------------------------------------------------------------------------
 Accumulated net realized gain on investments
 and foreign currency transactions
715,020,163
----------------------------------------------------------------------------------
 Net unrealized appreciation on investments and translation of assets and liabilities denominated in foreign currencies
5,538,031,019

---------------
 Net Assets
$20,105,839,842

===============


28 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

=======================================================================================
 Net Asset Value Per Share

 Class A Shares:
 Net  asset  value and  redemption  price  per  share  (based  on net  assets of
 $9,264,942,969 and 204,036,278 shares of capital stock
outstanding)             $45.41
 Maximum offering price per share (net asset value plus sales charge of 5.75% of offering
price)                                                     $48.18
---------------------------------------------------------------------------------------
 Class B Shares:
 Net asset value,  redemption  price (excludes  applicable  contingent  deferred
 sales   charge)  and  offering   price  per  share  (based  on  net  assets  of
 $8,367,040,254 and 188,006,060 shares of capital stock
outstanding)             $44.50
---------------------------------------------------------------------------------------
 Class C Shares:
 Net asset value,  redemption  price (excludes  applicable  contingent  deferred
 sales   charge)  and  offering   price  per  share  (based  on  net  assets  of
 $2,213,567,755 and 49,747,607 shares of capital stock
outstanding)              $44.50
---------------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value,  redemption  price and offering  price per share (based on net assets of $260,288,864 and 5,703,332 shares of capital stock
outstanding)   $45.64


See accompanying Notes to Financial Statements.


29 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENT OF OPERATIONS  For the Year Ended August 31, 2000

==================================================================================
 Investment Income

 Dividends:
 Unaffiliated companies (net of foreign withholding taxes
 of $1,326,573)                                                     $
193,671,235
 Affiliated companies
419,871
----------------------------------------------------------------------------------
 Interest
69,042,120

--------------
 Total income
263,133,226

==================================================================================
 Expenses

 Management fees
83,004,765
----------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A
20,566,486
 Class B
76,558,354
 Class C
20,041,200
----------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A
12,703,266
 Class B
11,481,425
 Class C
3,190,454
 Class Y
289,375
----------------------------------------------------------------------------------
 Registration and filing fees:
 Class A
572,199
 Class B
652,020
 Class C
160,828
 Class Y
46,377
----------------------------------------------------------------------------------
 Custodian fees and expenses
541,059
----------------------------------------------------------------------------------
 Directors' compensation
83,898
----------------------------------------------------------------------------------
 Other
7,628,007

--------------
 Total expenses
237,519,713
 Less expenses paid indirectly
(102,608)

--------------
 Net expenses
237,417,105

==================================================================================
 Net Investment Income
25,716,121

==================================================================================
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments
815,926,228
 Foreign currency transactions
(289,107)

--------------
 Net realized gain
815,637,121

----------------------------------------------------------------------------------
 Net change in unrealized appreciation on:
 Investments
2,122,083,927
 Translation of assets and liabilities denominated
 in foreign currencies
307,311

--------------
 Net change
2,122,391,238

--------------
 Net realized and unrealized gain
2,938,028,359

==================================================================================
 Net Increase in Net Assets Resulting from Operations
$2,963,744,480

==============

See accompanying Notes to Financial Statements.


30 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

 Year Ended August 31,
2000             1999
====================================================================================
 Operations

 Net investment income                              $    25,716,121  $
14,567,725
------------------------------------------------------------------------------------
 Net realized gain                                      815,637,121
1,817,354,650
------------------------------------------------------------------------------------
 Net change in unrealized appreciation                2,122,391,238
2,243,718,581

--------------------------------
 Net increase in net assets resulting from
 operations                                           2,963,744,480
4,075,640,956

====================================================================================
 Dividends and/or Distributions to Shareholders

 Dividends from net investment income:
 Class A                                                         --
(24,187,140)
 Class Y                                                         --
(366,378)
------------------------------------------------------------------------------------
 Distributions from net realized gain:
 Class A                                               (836,365,157)
(234,009,868)
 Class B                                               (767,512,693)
(203,350,853)
 Class C                                               (200,352,973)
(54,987,485)
 Class Y                                                (18,395,117)
(3,019,461)

====================================================================================
 Capital Stock Transactions

 Net increase in net assets resulting from capital stock transactions:
 Class A                                                974,471,411
1,090,840,369
 Class B                                                854,371,197
1,460,515,643
 Class C                                                245,292,728
315,914,172
 Class Y                                                 95,078,344
73,447,756

====================================================================================
 Net Assets

 Total increase                                       3,310,332,220
6,496,437,711
------------------------------------------------------------------------------------
 Beginning of period                                 16,795,507,622
10,299,069,911

--------------------------------
 End of period [including undistributed
 (overdistributed) net investment income of
 $24,930,155 and $(3), respectively]                $20,105,839,842
$16,795,507,622

================================

See accompanying Notes to Financial Statements.


31 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS


Year          Year

Ended         Ended

Aug. 31,      June 30,
 Class A                                             2000
1999          1998          1997       1996(1)          1996
===============================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period              $42.89
$32.32        $33.87        $27.95        $28.89        $24.07
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                .21
 .19           .29           .39           .07           .40
 Net realized and unrealized gain (loss)             6.79
12.03           .99          7.91         (1.01)         4.93

----------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                          7.00
12.22          1.28          8.30          (.94)         5.33
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --
(.15)         (.33)         (.40)           --          (.43)
 Distributions from net realized gain               (4.48)
(1.50)        (2.50)        (1.98)           --          (.08)

----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (4.48)
(1.65)        (2.83)        (2.38)           --          (.51)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $45.41
$42.89        $32.32        $33.87        $27.95        $28.89

============================================================================

===============================================================================================================================
 Total Return, at Net Asset Value(2)                17.74%
38.62%         3.68%        31.09%        (3.25)%       22.26%

===============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)           $9,265
$7,724        $4,933        $4,457        $3,143        $3,147
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                  $8,428
$6,722        $5,184        $3,857        $3,090        $2,516
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                               0.54%
0.50%         0.83%         1.29%         1.57%         1.55%
 Expenses                                            0.90%
0.91%         0.90%(4)      0.94%(4)      0.98%(4)      0.99%(4)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               73%
72%           81%           62%           18%           93%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


32 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

Year          Year

Ended         Ended

Aug. 31,      June 30,
 Class B                                             2000
1999          1998          1997       1996(1)          1996
===============================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period              $42.42
$32.07        $33.66        $27.79        $28.77        $24.00
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.08)
(.08)          .04           .17           .04           .23
 Net realized and unrealized gain (loss)             6.64
11.93           .96          7.86         (1.02)         4.87

----------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                          6.56
11.85          1.00          8.03          (.98)         5.10
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --
--          (.09)         (.18)           --          (.25)
 Distributions from net realized gain               (4.48)
(1.50)        (2.50)        (1.98)           --          (.08)

----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (4.48)
(1.50)        (2.59)        (2.16)           --          (.33)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $44.50
$42.42        $32.07        $33.66        $27.79        $28.77

============================================================================

===============================================================================================================================
Total Return, at Net Asset Value(2)                 16.84%
37.62%         2.86%        30.12%        (3.41)%       21.34%

===============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)           $8,367
$7,073        $4,168        $3,308        $1,909        $1,800
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                  $7,628
$5,930        $4,123        $2,642        $1,818        $1,155
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                       (0.22)%
(0.26)%        0.06%         0.53%         0.82%         0.74%
 Expenses                                            1.66%
1.66%         1.66%(4)      1.69%(4)      1.74%(4)      1.76%(4)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               73%
72%           81%           62%           18%           93%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


33 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

FINANCIAL HIGHLIGHTS  Continued


Year          Year

Ended         Ended

Aug. 31,      June 30,
 Class C                                             2000
1999          1998          1997       1996(1)          1996
===============================================================================================================================
 Per Share Operating Data

 Net asset value, beginning of period              $42.41
$32.07        $33.64        $27.78        $28.75        $23.97
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                        (.08)
(.09)          .03           .16           .04           .21
 Net realized and unrealized gain (loss)             6.65
11.93           .98          7.85         (1.01)         4.88

----------------------------------------------------------------------------
 Total income (loss) from investment
 operations                                          6.57
11.84          1.01          8.01          (.97)         5.09
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                  --
--          (.08)         (.17)           --          (.23)
 Distributions from net realized gain               (4.48)
(1.50)        (2.50)        (1.98)           --          (.08)

----------------------------------------------------------------------------
 Total dividends and/or distributions
 to shareholders                                    (4.48)
(1.50)        (2.58)        (2.15)           --          (.31)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                    $44.50
$42.41        $32.07        $33.64        $27.78        $28.75

===============================================================================================================================
 Total Return, at Net Asset Value(2)                16.87%
37.59%         2.91%        30.07%        (3.37)%       21.35%

============================================================================

===============================================================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)           $2,214
$1,851        $1,145        $1,030          $744          $741
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in millions)                  $2,004
$1,583        $1,184          $904          $730          $588
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income (loss)                       (0.23)%
(0.25)%        0.07%         0.54%         0.82%         0.80%
 Expenses                                            1.67%
1.66%         1.65%(4)      1.69%(4)      1.73%(4)      1.74%(4)
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                               73%
72%           81%           62%           18%           93%


1. For the two months ended August 31, 1996. The Fund changed its fiscal year end from June 30 to August 31. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


34 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

 Class Y     Year Ended August 31,                 2000      1999
1998     1997(1)
=======================================================================================
 Per Share Operating Data

 Net asset value, beginning of period            $43.00    $32.38    $33.94
$29.55
---------------------------------------------------------------------------------------
 Income from investment operations:
 Net investment income                              .24       .24
 .38      .41
 Net realized and unrealized gain                  6.88     12.07
 .97     6.30

--------------------------------------
 Total income from investment
 operations                                        7.12     12.31
1.35     6.71
---------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                --      (.19)
(.41)    (.34)
 Distributions from net realized gain             (4.48)    (1.50)
(2.50)   (1.98)

--------------------------------------
 Total dividends and/or distributions
 to shareholders                                  (4.48)    (1.69)
(2.91)   (2.32)
---------------------------------------------------------------------------------------
 Net asset value, end of period                  $45.64    $43.00    $32.38
$33.94

======================================

=======================================================================================
 Total Return, at Net Asset Value(2)              18.00%    38.84%
3.88%   23.98%

=======================================================================================
 Ratios/Supplemental Data

 Net assets, end of period (in millions)           $260      $148
$53      $16
---------------------------------------------------------------------------------------
 Average net assets (in millions)                  $206      $ 99
$37      $ 5
---------------------------------------------------------------------------------------
 Ratios to average net assets:(3)
 Net investment income                             0.77%     0.63%
1.02%    1.58%
 Expenses                                          0.66%     0.77%
0.67%(4) 0.65%(4)
---------------------------------------------------------------------------------------
 Portfolio turnover rate                             73%       72%
81%      62%


1. For the period from November 1, 1996 (inception of offering) to August 31, 1997. 2. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additonal shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. 3. Annualized for periods of less than one full year.
4. Expense ratio has not been grossed up to reflect the effect of expenses paid indirectly.

See accompanying Notes to Financial Statements.


35 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS

================================================================================
1. Significant Accounting Policies
Oppenheimer Main Street(R) Growth & Income Fund (the Fund) is a separate series of Oppenheimer Main Street Funds, Inc., an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek a high total return, which includes current income and capital appreciation in the value of its shares, from equity and debt securities. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
     The Fund offers Class A, Class B, Class C and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B and Class C shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B and C have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.
--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).
--------------------------------------------------------------------------------
Foreign Currency Translation. The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
     The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.


36 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

--------------------------------------------------------------------------------
Repurchase Agreements. The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.
--------------------------------------------------------------------------------
Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.
--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers, to shareholders. Therefore, no federal income or excise tax provision is required.
--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.
--------------------------------------------------------------------------------
Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.
     The Fund adjusts the classification of distributions to shareholders to reflect the differences between financial statement amounts and distributions determined in accordance with income tax regulations. Accordingly, during the year ended August 31, 2000, amounts have been reclassified to reflect an increase in paid-in capital of $84,966,366, a decrease in undistributed net investment income of $785,963, and a decrease in accumulated net realized gain on investments of $84,180,403. This reclassification includes $84,966,366 distributed in connection with Fund share redemptions which increased paid-in capital and reduced accumulated net realized gain. Net assets of the Fund were unaffected by the reclassifications.
--------------------------------------------------------------------------------
Expense Offset Arrangements. Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.


37 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued


================================================================================
1. Significant Accounting Policies Continued
Other. Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
================================================================================
2. Capital Stock
The Fund has authorized 840 million shares of $.01 par value capital stock (400 million for Class A, 300 million for Class B, 100 million for Class C and 40 million for Class Y). Transactions in shares of capital stock were as follows:

                                      Year Ended August 31, 2000
Year Ended August 31, 1999
                                     Shares               Amount
Shares            Amount
-----------------------------------------------------------------------------------------------------
 Class A
 Sold                            52,078,604      $ 2,188,227,198
52,580,490   $ 2,113,305,491
 Dividends and/or
 distributions reinvested        18,965,173          757,847,403
6,595,444       245,649,292
 Redeemed                       (47,076,017)      (1,971,603,190)
(31,752,422)   (1,268,114,414)

---------------------------------------------------------------------
 Net increase                    23,967,760      $   974,471,411
27,423,512   $ 1,090,840,369

=====================================================================
-----------------------------------------------------------------------------------------------------
 Class B
 Sold                            39,952,471      $ 1,655,606,879
52,000,058   $ 2,077,494,632
 Dividends and/or
 distributions reinvested        18,413,884          725,319,656
5,185,756       192,649,282
 Redeemed                       (37,089,266)      (1,526,555,338)
(20,423,510)     (809,628,271)

---------------------------------------------------------------------
 Net increase                    21,277,089      $   854,371,197
36,762,304   $ 1,460,515,643

=====================================================================
-----------------------------------------------------------------------------------------------------
 Class C
 Sold                            12,329,312      $   509,154,643
13,350,165   $   533,257,647
 Dividends and/or
 distributions reinvested         4,785,416          188,449,754
1,399,474        51,976,501
 Redeemed                       (11,002,798)        (452,311,669)
(6,809,689)     (269,319,976)

---------------------------------------------------------------------
 Net increase                     6,111,930      $   245,292,728
7,939,950   $   315,914,172

=====================================================================
-----------------------------------------------------------------------------------------------------
 Class Y
 Sold                             4,234,165      $   179,097,253
2,655,008   $   108,147,707
 Dividends and/or
 distributions reinvested           458,846           18,395,117
90,768         3,385,839
 Redeemed                        (2,441,080)        (102,414,026)
(933,166)      (38,085,790)

---------------------------------------------------------------------
 Net increase                     2,251,931      $    95,078,344
1,812,610   $    73,447,756

=====================================================================


38 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

================================================================================
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended August 31, 2000, were $13,249,348,613 and $12,545,796,876, respectively.

As of August 31, 2000, unrealized appreciation (depreciation) based on cost of securities for federal income tax purposes of $14,737,935,202 was:

Gross unrealized appreciation       $5,845,654,299
Gross unrealized depreciation         (332,753,256)
                                    --------------
Net unrealized appreciation         $5,512,901,043
                                    ==============

================================================================================
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee of 0.65% of the first $200 million of average annual net assets of the Fund, 0.60% of the next $150 million, 0.55% of the next $150 million and 0.45% of average annual net assets in excess of $500 million. The Fund's management fee for the year ended August 31, 2000, was an annualized rate of 0.45%, before any waiver by the Manager if applicable.
--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund on an "at-cost" basis. OFS also acts as the transfer and shareholder servicing agent for the other Oppenheimer funds.
--------------------------------------------------------------------------------
Distribution and Service Plan Fees. Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                       Aggregate        Class A     Commissions
Commissions    Commissions
                       Front-End      Front-End      on Class A     on Class
B     on Class C
                   Sales Charges  Sales Charges          Shares
Shares         Shares
                      on Class A    Retained by     Advanced by    Advanced
by    Advanced by
 Year Ended               Shares    Distributor  Distributor(1)
Distributor(1) Distributor(1)
---------------------------------------------------------------------------------------------
 August 31, 2000     $27,942,876     $7,652,953      $2,076,756
$48,918,066     $4,083,097

1. The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B and Class C shares from its own resources at the time of sale.

                                Class A                  Class
B                  Class C
                    Contingent Deferred      Contingent Deferred
Contingent Deferred
                          Sales Charges            Sales Charges
Sales Charges
 Year Ended     Retained by Distributor  Retained by Distributor  Retained by
Distributor
--------------------------------------------------------------------------------
 August 31, 2000               $171,277
$16,333,931                 $414,152

     The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B and Class C shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.


39 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

NOTES TO FINANCIAL STATEMENTS  Continued

================================================================================
4. Fees and Other Transactions with Affiliates Continued Class A Service Plan Fees. Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the year ended August 31, 2000, payments under the Class A plan totaled $20,566,486 prior to Manager waivers if applicable, all of which were paid by the Distributor to recipients, and included $1,142,760 paid to an affiliate of the Manager. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.
--------------------------------------------------------------------------------
Class B and Class C Distribution and Service Plan Fees. Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B and Class C plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.
     The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The asset-based sales charges on Class B and Class C shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.
     The Distributor's actual expenses in selling Class B and Class C shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Directors may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carry-forward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

Distribution fees paid to the Distributor for the year ended August 31, 2000, were as follows:

                                                      Distributor's
Distributor's
                                                          Aggregate
Unreimbursed
                                                       Unreimbursed  Expenses
as %
                  Total Payments     Amount Retained       Expenses  of Net
Assets
                      Under Plan      by Distributor     Under Plan       of
Class
----------------------------------------------------------------------------------
 Class B Plan        $76,558,354         $62,624,462   $123,993,134
1.48%
 Class C Plan         20,041,200           5,748,527     18,621,731
0.84


40 | OPPENHEIMER MAIN STREET GROWTH & INCOME FUND

================================================================================
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts for operational purposes and to seek to protect against adverse exchange rate fluctuations. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
     The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates as provided by a reliable bank, dealer or pricing service. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities.
     The Fund may realize a gain or loss upon the closing or settlement of the foreign currency transactions. Realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
     Securities denominated in foreign currency to cover net exposure on outstanding foreign currency contracts are noted in the Statement of Investments where applicable.
================================================================================
6. Bank Borrowings
The Fund may borrow from a bank for temporary or emergency purposes including, without limitation, funding of shareholder redemptions provided asset coverage for borrowings exceeds 300%. The Fund has entered into an agreement which enables it to participate with other Oppenheimer funds in an unsecured line of credit with a bank, which permits borrowings up to $400 million, collectively. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.45%. Borrowings are payable 30 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the average unutilized amount of the credit facility at a rate of 0.08% per annum.
     The Fund had no  borrowings  outstanding  during the year ended  August 31,
2000.
================================================================================
7. Other Matters
On April 13, 2000, the Board of Directors approved the reorganization of Oppenheimer Disciplined Value Fund with and into Oppenheimer Main Street Growth & Income Fund. Shareholders of the Oppenheimer Disciplined Value Fund will be asked to approve a reorganization whereby shareholders would receive shares of Oppenheimer Main Street Growth & Income Fund. If shareholder approval is received, it is expected that the reorganization will occur during the fourth quarter of calendar 2000.

                                   Appendix A

                               RATINGS DEFINITIONS

Below are summaries of the rating definitions used by the nationally-recognized rating agencies listed below. Those ratings represent the opinion of the agency as to the credit quality of issues that they rate. The summaries below are based upon publicly-available information provided by the rating organizations.

Moody's Investors Service, Inc.
------------------------------------------------------------------------------

Long-Term (Taxable) Bond Ratings

Aaa: Bonds rated "Aaa" are judged to be the best quality. They carry the smallest degree of investment risk. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, the changes that can be expected are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as with "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than that of "Aaa" securities.

A: Bonds rated "A" possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa: Bonds rated "Baa" are considered medium-grade obligations; that is, they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and have speculative characteristics as well.

Ba: Bonds rated "Ba" are judged to have speculative elements. Their future cannot be considered well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds rated "B" generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds rated "Caa" are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds rated "Ca" represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds rated "C" are the lowest class of rated bonds and can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Con. (...): Bonds for which the security depends on the completion of some act or the fulfillment of some condition are rated conditionally. These bonds are secured by (a) earnings of projects under construction, (b) earnings of projects unseasoned in operating experience, (c) rentals that begin when facilities are completed, or (d) payments to which some other limiting condition attaches. The parenthetical rating denotes probable credit stature upon completion of construction or elimination of the basis of the condition.

Moody's applies numerical modifiers 1, 2, and 3 in each generic rating classification from "Aa" through "Caa." The modifier "1" indicates that the obligation ranks in the higher end of its generic rating category; the modifier "2" indicates a mid-range ranking; and the modifier "3" indicates a ranking in the lower end of that generic rating category. Advanced refunded issues that are secured by certain assets are identified with a # symbol.

Short-Term Ratings - Taxable Debt

These ratings apply to the ability of issuers to honor senior debt obligations having an original maturity not exceeding one year:

Prime-1: Issuer has a superior ability for repayment of senior short-term debt obligations.

Prime-2: Issuer has a strong ability for repayment of senior short-term debt obligations. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3: Issuer has an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime: Issuer does not fall within any Prime rating category.


Standard & Poor's Rating Services
------------------------------------------------------------------------------

                            Long-Term Credit Ratings

AAA: Bonds rated "AAA" have the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.

AA: Bonds rated "AA" differ from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A: Bonds rated "A" are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor's capacity to meet its financial commitment on the obligation is still strong.

BBB: Bonds rated "BBB" exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB, B, CCC, CC, and C

Bonds rated "BB", "B", "CCC", "CC" and "C" are regarded as having significant speculative characteristics. "BB" indicates the least degree of speculation, and "C" the highest. While such obligations will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.
BB: Bonds rated "BB" are less vulnerable to nonpayment than other speculative issues. However, these face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B: Bonds rated "B" are more vulnerable to nonpayment than obligations rated "BB", but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC: Bonds rated "CCC" are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC:  Bonds rated "CC" are currently highly vulnerable to nonpayment.

C: A subordinated debt or preferred stock obligation rated "C" is currently highly vulnerable to nonpayment. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued. A "C" also will be assigned to a preferred stock issue in arrears on dividends or sinking fund payments, but that is currently paying.

D: Bonds rated "D" are in default. Payments on the obligation are not being made on the date due even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

The ratings from "AA" to "CCC" may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the major rating categories. The "r" symbol is attached to the ratings of instruments with significant noncredit risks.

Short-Term Issue Credit Ratings

A-1: Obligation is rated in the highest category. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, a plus (+) sign designation indicates the obligor's capacity to meet its financial obligation is extremely strong.

A-2: Obligation is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

A-3: Obligation exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: Obligation is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation. However, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

C: Obligation is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: Obligation is in payment default. Payments on the obligation have not been made on the due date even if the applicable grace period has not expired, unless Standard and Poor's believes that such payments will be made during such grace period. The "D" rating will also be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

Fitch, Inc.
------------------------------------------------------------------------------

International Long-Term Credit Ratings

Investment Grade:
AAA: Highest Credit Quality. "AAA" ratings denote the lowest expectation of credit risk. They are assigned only in the case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very High Credit Quality. "AA" ratings denote a very low expectation of credit risk. They indicate a very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High Credit Quality. "A" ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good Credit Quality. "BBB" ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

Speculative Grade:

BB: Speculative. "BB" ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time. However, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly Speculative. "B" ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met. However, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC C: High Default Risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A "CC" rating indicates that default of some kind appears probable. "C" ratings signal imminent default.

DDD, DD, and D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. "DDD" obligations have the highest potential for recovery, around 90%-100% of outstanding amounts and accrued interest. "DD" indicates potential recoveries in the range of 50%-90%, and "D" the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated "DDD" have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated "DD" and "D" are generally undergoing a formal reorganization or liquidation process; those rated "DD" are likely to satisfy a higher portion of their outstanding obligations, while entities rated "D" have a poor prospect for repaying all obligations.
Plus (+) and minus (-) signs may be appended to a rating symbol to denote relative status within the major rating categories. Plus and minus signs are not added to the "AAA" category or to categories below "CCC," nor to short-term ratings other than "F1" (see below).

International Short-Term Credit Ratings

F1: Highest credit quality. Strongest capacity for timely payment of financial commitments. May have an added "+" to denote any exceptionally strong credit feature.

F2:   Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of higher ratings.

F3:   Fair credit quality. Capacity for timely payment of financial commitments is adequate. However, near-term adverse changes could result in a reduction to non-investment grade.

B:    Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C:      High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D:     Default. Denotes actual or imminent payment default.

                                   Appendix B

------------------------------------------------------------------------------
                            Industry Classifications
------------------------------------------------------------------------------

Aerospace/Defense                       Food and Drug Retailers
Air Transportation                      Gas Utilities
Asset-Backed                            Health Care/Drugs
Auto Parts and Equipment                Health Care/Supplies & Services
Automotive                              Homebuilders/Real Estate
Bank Holding Companies                  Hotel/Gaming
Banks                                   Industrial Services
Beverages                               Information Technology
Broadcasting                            Insurance
Broker-Dealers                          Leasing & Factoring
Building Materials                      Leisure
Cable Television                        Manufacturing
Chemicals                               Metals/Mining
Commercial Finance                      Nondurable Household Goods
Communication Equipment                 Office Equipment
Computer Hardware                       Oil - Domestic
Computer Software                       Oil - International
Conglomerates                           Paper
Consumer Finance                        Photography
Consumer Services                       Publishing
Containers                              Railroads & Truckers
Convenience Stores                      Restaurants
Department Stores                       Savings & Loans
Diversified Financial                   Shipping
Diversified Media                       Special Purpose Financial
Drug Wholesalers                        Specialty Printing
Durable Household Goods                 Specialty Retailing
Education                               Steel
Electric Utilities                      Telecommunications - Long Distance
Electrical Equipment                    Telephone - Utility
Electronics                             Textile, Apparel & Home Furnishings
Energy Services                         Tobacco
Entertainment/Film                      Trucks and Parts
Environmental                           Wireless Services
Food

                                   Appendix C

        OppenheimerFunds Special Sales Charge Arrangements and Waivers


In certain cases, the initial sales charge that applies to purchases of Class A shares1 of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.2 That is because of the economies of sales efforts realized by OppenheimerFunds Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.


Not all waivers apply to all funds. For example, waivers relating to Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans: (1) plans qualified under Sections 401(a) or 401(k) of the Internal Revenue
           Code,

(2) non-qualified deferred compensation plans, (3) employee benefit plans3 (4) Group Retirement Plans4 (5) 403(b)(7) custodial plan accounts (6) Individual Retirement Accounts ("IRAs"), including traditional IRAs,

           Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the Distributor or the transfer agent (referred to in this document as the "Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

1 Certain waivers also apply to Class M shares of Oppenheimer Convertible Securities Fund.

2 In the case of Oppenheimer Senior Floating Rate Fund, a continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to "redemptions" mean "repurchases" of shares.

3 An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.

4 The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase Class N shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase Class N shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor enabling those plans to purchase Class N shares at net asset value but subject to the Class N contingent deferred sales charge.

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.
I. Applicability of Class A Contingent Deferred Sales Charges in Certain Cases

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to Initial Sales Charge but May Be Subject to the Class A Contingent Deferred Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months of the end of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption). Additionally, on shares purchased under these waivers that are subject to the Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent Deferred Sales Charge."5 This waiver provision applies to:

5 However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a Retirement Plan that pays for the purchase with the redemption proceeds of Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.


-     Purchases of Class A shares aggregating $1 million or more.
- Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001.

         - Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:

(1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or

(2) by a direct rollover of a distribution from a qualified Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.

    - Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
(1)   The record keeping is performed by Merrill Lynch Pierce Fenner & Smith,
               Inc. ("Merrill Lynch") on a daily valuation basis for the Retirement Plan. On the date the plan sponsor signs the record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and
               (b) funds advised or managed by MLIM (the funds described in (a) and (b) are referred to as "Applicable Investments").

(2)   The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable Investments.
(3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

    - Purchases by a Retirement Plan whose record keeper had a cost-allocation agreement with the Transfer Agent on or before March 1, 2001.


            Waivers of Class A Sales Charges of Oppenheimer Funds

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain Purchasers.

Class A shares purchased by the following investors are not subject to any Class A sales charges (and no concessions are paid by the Distributor on such purchases):
-     The Manager or its affiliates.

-

   Present or former  officers,  directors,  trustees and  employees  (and their
      "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews; relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
-     Registered  management  investment  companies,  or  separate  accounts  of insurance companies having an agreement with the Manager or the Distributor for that purpose.
- Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
- Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
- Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
- Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
- "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
- Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
- Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
- Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
- A unit investment trust that has entered into an appropriate agreement with the Distributor.

- Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.

   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
- A TRAC-2000 401(k) plan (sponsored by the former Quest for Value Advisors) whose Class B or Class C shares of a Former Quest for Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November 24, 1995.
- A qualified Retirement Plan that had agreed with the former Quest for Value Advisors to purchase shares of any of the Former Quest for Value Funds at net asset value, with such shares to be held through DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by December 31, 1996.
B. Waivers of Initial and Contingent Deferred Sales Charges in Certain Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):

    - Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.

- Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
- Shares purchased through a broker-dealer that has entered into a special agreement with the Distributor to allow the broker's customers to purchase and pay for shares of Oppenheimer funds using the proceeds of shares redeemed in the prior 30 days from a mutual fund (other than a fund managed by the Manager or any of its subsidiaries) on which an initial sales charge or contingent deferred sales charge was paid. This waiver also applies to shares purchased by exchange of shares of Oppenheimer Money Market Fund, Inc. that were purchased and paid for in this manner. This waiver must be requested when the purchase order is placed for shares of the Fund, and the Distributor may require evidence of qualification for this waiver.
- Shares purchased with the proceeds of maturing principal units of any Qualified Unit Investment Liquid Trust Series.
- Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:

    - To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.

- Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account Rules and Policies," in the applicable fund Prospectus).
- For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
(1)        Following the death or disability (as defined in the Internal Revenue
           Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established.
(2)   To return excess contributions.
      To  return  contributions  made due to a  mistake  of fact.

(4) Hardship withdrawals, as defined in the plan.6

6 This provision does not apply to IRAs.

(5) Under a Qualified  Domestic Relations
Order, as defined in the Internal
           Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum distribution requirements of the Internal Revenue
           Code.
(7)        To make  "substantially  equal  periodic  payments"  as  described in
           Section 72(t) of the Internal Revenue Code.
(8)   For loans to participants or beneficiaries.
(9)   Separation from service.7


7 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

      Participant-directed  redemptions  to  purchase  shares  of a mutual  fund
           (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special arrangements with the Distributor.

(11)

      Plan termination or "in-service distributions," if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

   - For distributions from Retirement Plans having 500 or more eligible employees, except distributions due to termination of all of the Oppenheimer funds as an investment option under the Plan.
    - For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.

  III. Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer

                                      Funds


The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.


A.  Waivers for Redemptions in Certain Cases.


The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases: - Shares redeemed involuntarily, as described in "Shareholder Account

      Rules and Policies," in the applicable Prospectus.
- Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder, including a trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
- Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
- Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
- Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
- Redemptions requested in writing by a Retirement Plan sponsor of Class C shares of an Oppenheimer fund in amounts of $1 million or more held by the Retirement Plan for more than one year, if the redemption proceeds are invested in Class A shares of one or more Oppenheimer funds.

- Distributions8 from Retirement Plans or other employee benefit plans for any of the following purposes:

8 The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.


(1)        Following the death or disability (as defined in the Internal Revenue
           Code) of the participant or beneficiary. The death or disability must occur after the participant's account was established in an Oppenheimer fund.
(2)   To return excess contributions made to a participant's account.
(3)   To return contributions made due to a mistake of fact.
(4)   To make hardship withdrawals, as defined in the plan.9

9 This provision does not apply to IRAs.

(5)   To make distributions required under a Qualified Domestic Relations
           Order or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal Revenue Code.
(6)   To meet the minimum distribution requirements of the Internal Revenue
           Code.

(7)

      To make "substantially equal periodic payments" as described in Section 72(t) of the Internal Revenue Code.
(8)  For  loans  to  participants  or  beneficiaries.10

10 This  provision does not apply to loans from 403(b)(7)  custodial  plans.

(9) On account of the participant's separation from service.11

11 This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

(10)  Participant-directed  redemptions
to purchase shares of a mutual fund
           (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a Retirement Plan if the plan has made special arrangements with the Distributor.
(11) Distributions made on account of a plan termination or "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.

(12) Distributions from Retirement Plans having 500 or more eligible employees, except distributions made because of the elimination of all of the Oppenheimer funds as an investment option under the Plan.

(13) For distributions from a participant's account under an Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.

      (14) Redemptions of Class B shares under an Automatic Withdrawal Plan for an account other than a Retirement Plan, if the aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
      (15) For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
      - Redemptions of Class B shares or Class C shares under an Automatic Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.


B.  Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases: - Shares sold to the Manager or its affiliates.
- Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
-     Shares issued in plans of reorganization to which the Fund is a party.
- Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

  Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer
        Funds Who Were Shareholders of FormerIV. Quest for Value Funds

The initial and contingent deferred sales charge rates and waivers for Class A, Class B and Class C shares described in the Prospectus or Statement of Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value Funds. To be eligible, those persons must have been shareholders on November 24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds. Those funds include:


     Oppenheimer Quest Value Fund, Inc.
     Oppenheimer Small Cap Value Fund
     Oppenheimer Quest Balanced Value
     Fund
     Oppenheimer Quest Global Value
     Fund, Inc.
  Oppenheimer Quest Opportunity Value
     Fund

                     -----------------------------------------------------------

        These arrange  l Sales Charge as a % of Net Amount Invested
  to shareholders of ments also apply   I
  funds when they merthe following      O
  reorganized) into vged (were
  Oppenheimer funds oarious

  1995:              n November 24,


   Quest for Value U.
   Income Fund       S. Government
   Quest for Value Ne
   Fund              w York Tax-Exempt
   Quest for Value In
   Income Fund       vestment Quality
   Quest for Value Na
   Fund              tional Tax-Exempt
   Quest for Value Gl
 Quest for Value Caobal Income Fund
   Tax-Exempt Fund   lifornia


        All of the fu
  are referred to in nds listed above
  the "Former Quest fthis Appendix as
  The waivers of initor Value Funds."
  contingent deferredial and
  described in this A sales charges
  shares of an Oppenhppendix apply to
  are either:        eimer fund that

      -       acquire
      shareholder    d      by     such
      exchange    of pursuant   to   an
      Oppenheimer  fu  shares   of   an
      the   Former   nd that was one of
      Funds, or      Quest   for  Value
        - purchas shareholder by exced by such another Oppenheimehange of shares of acquired pursuant r fund that were any of the Former to the merger of Funds into that Quest for Value fund on November 24other Oppenheimer

                     , 1995.
  A.  Reductions or W
  Sales Charges.     aivers of Class A


        - -         R

  Initial Sales Chargeduced Class A
  Certain Former Quese Rates for
  Shareholders.      t for Value Funds

  Purchases by Groups
  Associations. The and sets forth the initfollowing table rates for Class A sial sales charge by members of "Assohares purchased for any purpose othciations" formed purchase of securiter than the the table apply if ies. The rates in purchased shares ofthat Association Former Quest for Va any of the received a proposallue Funds or shares from OCC Dis to purchase such to November 24, 199tributors prior
                     5.

  Number of Eligible                     ConcessioneasC%aofeO
  Members            Employees or        ffering Price       fferingoPriceInitia

                     -----------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                  2.50%               2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least 10 but not        2.00%               2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an Association, or the sales charge rate that applies under the Right of Accumulation described in the applicable fund's Prospectus and Statement of Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.


      - - Waiver of Class A Sales Charges for Certain Shareholders. Class A shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
         - Shareholders who were shareholders of the AMA Family of Funds on February 28, 1991 and who acquired shares of any of the Former Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
         - Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.
      - - Waiver of Class A Contingent Deferred Sales Charge in Certain Transactions. The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:


      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee Retirement Income Security Act of 1974 and regulations adopted under that law.

B.  Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.


      - - Waivers for Redemptions of Shares Purchased Prior to March 6, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
            - withdrawals under an automatic withdrawal plan holding only either Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and - liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

      - - Waivers for Redemptions of Shares Purchased on or After March 6, 1995 but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995: - redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S. Social Security Administration);

- withdrawals under an automatic withdrawal plan (but only for Class B or Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and - liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.


      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another Oppenheimer fund within 90 days after redemption.



 V. Special Sales Charge Arrangements for Shareholders of Certain Oppenheimer Funds Who Were Shareholders of Connecticut Mutual Investment Accounts, Inc.


The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix) of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund

are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:

Connecticut Mutual Liquid Account Connecticut Mutual Total Return Account Connecticut Mutual Government Securities Account CMIA LifeSpan Capital Appreciation Account Connecticut Mutual Income Account CMIA LifeSpan Balanced Account Connecticut Mutual Growth Account CMIA Diversified Income Account


A.  Prior Class A CDSC and Class A Sales
Charge Waivers.


      - Class A Contingent Deferred Sales Charge. Certain shareholders of a Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).


      Those shareholders who are eligible
for the prior Class A CDSC are:
(1)   persons whose purchases of Class A
           shares of a Fund and other Former Connecticut Mutual Funds were $500,000 prior to March 18, 1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of Accumulation, who still hold those shares in that Fund or other Former Connecticut Mutual Funds, and
(2)   persons whose intended purchases
           under a Statement of Intention
           entered into prior to March 18,
           1996, with the former general
           distributor of the Former
           Connecticut Mutual Funds to
           purchase shares valued at
           $500,000 or more over a
           13-month period entitled those
           persons to purchase shares at
           net asset value without being
           subject to the Class A initial
           sales charge.

      Any of the Class A shares of a Fund and the other Former Connecticut Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.


      - Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:

(1)   any purchaser, provided the total
           initial amount invested in the
           Fund or any one or more of the
           Former Connecticut Mutual Funds
           totaled $500,000 or more,
           including investments made
           pursuant to the Combined
           Purchases, Statement of
           Intention and Rights of
           Accumulation features available
           at the time of the initial
           purchase and such investment is
           still held in one or more of
           the Former Connecticut Mutual
           Funds or a Fund into which such
           Fund merged;
(2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
(3)   Directors of the Fund or any one or
           more of the Former Connecticut
           Mutual Funds and members of
           their immediate families;
(4)   employee benefit plans sponsored by
           Connecticut Mutual Financial
           Services, L.L.C. ("CMFS"), the
           prior distributor of the Former
           Connecticut Mutual Funds, and
           its affiliated companies;

(5)
      one  or more members of a group of at least 1,000 persons (and persons who
           are  retirees  from  such  group)  engaged  in  a  common   business,
           profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
(6)   an institution acting as a fiduciary
           on behalf of an individual or
           individuals, if such
           institution was directly
           compensated by the
           individual(s) for recommending
           the purchase of the shares of
           the Fund or any one or more of
           the Former Connecticut Mutual
           Funds, provided the institution
           had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B.  Class A and Class B Contingent
Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
(1)   by the estate of a deceased
           shareholder;
(2)   upon the disability of a
           shareholder, as defined in
           Section 72(m)(7) of the
           Internal Revenue Code;
(3)   for retirement distributions (or
           loans) to participants or
           beneficiaries from retirement
           plans qualified under Sections
           401(a) or 403(b)(7)of the Code,
           or from IRAs, deferred
           compensation plans created under
           Section 457 of the Code, or
           other employee benefit plans;
(4)   as tax-free returns of excess
           contributions to such
           retirement or employee benefit
           plans;

(5)   in whole or in part, in connection
           with shares sold to any state,
           county, or city, or any
           instrumentality, department,
           authority, or agency thereof,
           that is prohibited by
           applicable investment laws from
           paying a sales charge or
           concession in connection with
           the purchase of shares of any
           registered investment
           management company;

(6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
(7)   in connection with the Fund's right
           to involuntarily redeem or
           liquidate the Fund;
(8)   in connection with automatic
           redemptions of Class A shares
           and Class B shares in certain
           retirement plan accounts
           pursuant to an Automatic
           Withdrawal Plan but limited to
           no more than 12% of the
           original value annually; or
(9)   as involuntary redemptions of shares
           by operation of law, or under
           procedures set forth in the
           Fund's Articles of
           Incorporation, or as adopted by
           the Board of Directors of the
           Fund.



        Special Reduced Sales Charge for
       Former Shareholders VI. of Advance

               America Funds, Inc.


Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those Oppenheimer funds on October 18, 1991, and who held shares of Advance America Funds, Inc. on March 30, 1990, may purchase Class A shares of those four Oppenheimer funds at a maximum sales charge rate of 4.50%.

 VII. Sales Charge Waivers on Purchases of
 Class M Shares of Oppenheimer Convertible

              Securities Fund

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
-     the Manager and its affiliates,
-     present or former officers,
      directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
-     registered   management  investment  companies  or  separate  accounts  of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
- dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
-     employees and registered
      representatives (and their spouses)
      of dealers or brokers described in
      the preceding section or financial
      institutions that have entered into
      sales arrangements with those
      dealers or brokers (and whose
      identity is made known to the
      Distributor) or with the
      Distributor, but only if the
      purchaser certifies to the
      Distributor at the time of purchase
      that the purchaser meets these
      qualifications,
-     dealers, brokers, or registered
      investment advisors that had entered
      into an agreement with the
      Distributor or the prior distributor
      of the Fund specifically providing
      for the use of Class M shares of the
      Fund in specific investment products
      made available to their clients, and
-     dealers, brokers or registered
      investment advisors that had entered
      into an agreement with the
      Distributor or prior distributor of
      the Fund's shares to sell shares to
      defined contribution employee
      retirement plans for which the
      dealer, broker, or investment
      advisor provides administrative
      services.

-------------------------------------------
Oppenheimer Main Street Growth & Income
Fund
-------------------------------------------

Internet Web Site:
      www.oppenheimerfunds.com

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Trade Center
      New York, New York 10048-0203

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.525.7048

Custodian Bank
      The Bank of New York
      One Wall Street
      New York, New York 10015

Independent Auditors
      Deloitte & Touche LLP
      555 Seventeenth Street, Suite 3600
      Denver, Colorado 80202-3942

Legal Counsel
      Myer, Swanson, Adams & Wolf, P.C.
      1600 Broadway
      Denver, Colorado 80202

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